FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
American Government
Income Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	6

How does the fund price its shares?	6

Distribution plan and payments to dealers	6

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	8

This prospectus explains what you should know about Putnam VT American Government Income Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT American Government Income Fund seeks high current income with preservation of capital as its secondary objective.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)
				Acquired	Total
		Distribution		fund	annual fund
	Management	and service	Other	operating	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses*
Class IA	0.40%	N/A	0.19%	0.01%	0.60%
Class IB	0.40%	0.25%	0.19%	0.01%	0.85%

* Restated to reflect projected expenses under a new management contract effective 1/1/10 and changes to the fund’s investor servicing contract.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$61	$192	$335	$750
Class IB	$87	$271	$471	$1,051

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 242%.

Investments, risks, and performance

Investments

We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of the U.S. government, its agencies and instrumentalities; are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed bonds; and have intermediate- to long-term maturities (three years or longer). We may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when considering whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. This risk includes interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for debt not backed by the full faith and credit of the U.S. government, and interest rate risk is generally greater for longer-term bonds. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)

			Since
			inception
Share class	1 year	5 years	(2/1/00)
Class IA	21.35%	6.88%	6.73%
Class IB	21.00%	6.59%	6.48%
Barclays Capital Government Bond
Index (no deduction for fees or expenses)	–2.20%	4.87%	6.21%

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Portfolio managers

Rob Bloemker, Head of Fixed Income, portfolio manager of fund since 2002

Daniel Choquette, Investment Strategist, portfolio manager of fund since 2005

Michael Salm, Team Leader, Liquid Markets, portfolio manager of fund since 2007

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in U.S. government bonds and securitized debt instruments, although we may also invest in mortgage-backed and asset-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality.

Under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities. We may invest up to 20% of the fund’s net assets in mortgage-backed and other asset-backed securities of private (non-governmental) issuers and securities issued by money market funds, in each case rated AAA or its equivalent at the time of purchase by a nationally recognized securities rating agency or, if unrated, that we determine to be of comparable quality. This policy may be changed only after 60 days’ notice to shareholders.

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

In evaluating the potential performance of an investment in the fund, investors may find it useful to compare the fund’s current dividend rate with its “yield,” which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment

Prospectus of the Trust	3

offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

• Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. Other bonds or securitized debt instruments in which the fund may invest are subject to varying degrees of risk. These risk factors may include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

• Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Such investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in zero-coupon bonds. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds

4	Prospectus of the Trust

with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings.

For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of the fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.45% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Managers	fund	Employer	five years

Rob Bloemker	2002	Putnam	Head of Fixed Income.
		Investments	Previously, Deputy Head
		1999 – Present	of Investments; Chief
Investment Officer, Fixed-
Income Team; Team
Leader, Mortgage and
Government; Mortgage
Specialist

Daniel Choquette	2005	Putnam	Investment Strategist
		Investments	Previously, Mortgage
		2002 – Present	Specialist

Michael Salm	2007	Putnam	Team Leader, Liquid
		Investments	Markets
		1997 – Present	Previously, Mortgage
Specialist

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

Prospectus of the Trust	5

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or a dealer selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliatesalso pay additional compensation to selected insurance companies

6	Prospectus of the Trust

(or affi liated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affi liates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

Prospectus of the Trust	7

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

8	Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,d,e]	Ratio of expenses to average net assets, excluding interest expense (%) [b,d,e]	Ratio of net investment income (loss) to average net assets (%) [e]	Portfolio turnover (%) [f]

Putnam VT American Government Income Fund (Class IA)

12/31/09	$11.27	.60	1.73	2.33	(.53)	—	(.53)	—	$13.07	21.35	$98,591	.64 [g]	.60	4.99	241.74

12/31/08	11.73	.54	(.46)	.08	(.54)	—	(.54)	— [h,i]	11.27	.54	89,863.62		.62	4.68	127.57

12/31/07	11.38	.54	.40 [j]	.94	(.59)	—	(.59)	—	11.73	8.63 [j]	76,057.62		.62	4.76	153.13

12/31/06	11.50	.45	(.07)	.38	(.50)	—	(.50)	—	11.38	3.51	83,470.62		.62	4.01	180.25

12/31/05	11.75	.41	(.22)	.19	(.41)	(.03)	(.44)	—	11.50	1.65	107,325.64		.64	3.56	419.62

Putnam VT American Government Income Fund (Class IB)

12/31/09	$11.23	.57	1.72	2.29	(.50)	—	(.50)	—	$13.02	21.00	$59,784	.89 [g]	.85	4.74	241.74

12/31/08	11.69	.52	(.47)	.05	(.51)	—	(.51)	— [h,i]	11.23	.30	57,434.87		.87	4.49	127.57

12/31/07	11.34	.51	.40 [j]	.91	(.56)	—	(.56)	—	11.69	8.36 [j]	62,556.87		.87	4.51	153.13

12/31/06	11.46	.42	(.07)	.35	(.47)	—	(.47)	—	11.34	3.22	65,543.87		.87	3.74	180.25

12/31/05	11.71	.38	(.22)	.16	(.38)	(.03)	(.41)	—	11.46	1.35	74,858.89		.89	3.32	419.62

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements.

e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.20%

12/31/08	0.21

12/31/07	0.21

12/31/06	0.22

12/31/05	0.17

f Portfolio turnover excludes dollar roll transactions.

g Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets as of December 31, 2009.

h Amount represents less than $0.01 per share.

i Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the “SEC”) which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

j Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.01 per share.

Prospectus of the Trust	9

This page intentionally left blank.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT American Government
Income Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during the fund’s last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261464 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Capital Opportunities
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	5

How does the fund price its shares?	6

Distribution plan and payments to dealers	6

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT Capital Opportunities Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Capital Opportunities Fund seeks long-term growth of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total
						annual fund
						operating
		Distribution		Total		expenses
		and service		annual fund	Expense	after expense
	Manage-	(12b-1)	Other	operating	reimburse-	reimburse-
Share class	ment fees	fees	expenses	expenses	ment	ment*
Class IA	0.63%	N/A	0.35%	0.98%	–0.05%	0.93%
Class IB	0.63%	0.25%	0.35%	1.23%	–0.05%	1.18%

*Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds and Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/11. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$95	$307	$537	$1,197
Class IB	$120	$385	$671	$1,488

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 47%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of small and midsize U.S. companies (growth or value stocks or both) that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)
			Since
			inception
Share class	1 year	5 years	(5/1/03)
Class IA	45.98%	1.88%	8.23%
Class IB	45.62%	1.62%	7.96%
Russell 2500 Index (no deduction for
fees or expenses)	34.39%	1.58%	9.05%

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Portfolio manager

Joseph Joseph, Portfolio Manager, portfolio manager of fund since 1999

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Prospectus of the Trust	3

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of large companies.

• Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full

4	Prospectus of the Trust

portfolio holdings of the fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliatedwithPutnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund pays Putnam Management a monthly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.44% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Joseph Joseph	1999	Putnam	Portfolio Manager
		Investments
		1994 – Present

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

Prospectus of the Trust	5

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under

6	Prospectus of the Trust

the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As

Prospectus of the Trust	7

noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

8	Prospectus of the Trust

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (% [c,d]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,c,e]	Ratio of net investment income (loss) to averag net assets (%) [b]	Portfolio turnover (%)

Putnam VT Capital Opportunities Fund (Class IA)

12/31/09	$8.86	.06	3.95	4.01	(.09)	—	(.09)	—	$12.78	45.98	$11,883.93		.57	47.37

12/31/08	14.50	.09	(4.93)	(4.84)	(.11)	(.69)	(.80)	— [f,h]	8.86	(35.02)	9,013.98		.74	97.42

12/31/07	17.15	.09	(1.52)	(1.43)	(.03)	(1.19)	(1.22)	—	14.50	(9.29)	18,728.91		.57	82.20

12/31/06	15.87	.03	2.38	2.41	(.04)	(1.09)	(1.13)	—	17.15	15.52	26,293.96		.21	104.74

12/31/05	14.44	.05 [g]	1.44	1.49	—	(.06)	(.06)	—	15.87	10.41	18,788.92		.37 [g]	133.38

Putnam VT Capital Opportunities Fund (Class IB)

12/31/09	$8.79	.03	3.94	3.97	(.06)	—	(.06)	—	$12.70	45.62	$14,452	1.18	.33	47.37

12/31/08	14.38	.06	(4.89)	(4.83)	(.07)	(.69)	(.76)	— [f,h]	8.79	(35.18)	10,806	1.23	.50	97.42

12/31/07	17.04	.05	(1.52)	(1.47)	—	(1.19)	(1.19)	—	14.38	(9.55)	18,801	1.16	.32	82.20

12/31/06	15.79	(.01)	2.37	2.36	(.02)	(1.09)	(1.11)	—	17.04	15.21	20,696	1.21	(.04)	104.74

12/31/05	14.40	.02 [g]	1.43	1.45	—	(.06)	(.06)	—	15.79	10.16	15,049	1.17	.11 [g]	133.38

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.21%

12/31/08	0.17

12/31/07	0.07

12/31/06	0.11

12/31/05	0.24

c The charges and expenses at the insurance company separate account level are not reflected.

d Total return assumes dividend reinvestment.

e Includes amounts paid through expense offset arrangements.

f Amount represents less than $0.01 per share.

g Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

h Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about Putnam
VT Capital Opportunities Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during the fund’s last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261465 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Diversified
Income Fund

Prospectus

4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	6

How to buy and sell fund shares	7

How does the fund price its shares?	7

Distribution plan and payments to dealers	8

Policy on excessive short-term trading	9

Fund distributions and taxes	10

Financial highlights	10

This prospectus explains what you should know about Putnam VT Diversified Income Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Diversified Income Fund seeks as high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total
		Distribution		fund	annual fund
	Management	and service	Other	operating	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses*
Class IA	0.55%	N/A	0.20%	0.01%	0.76%
Class IB	0.55%	0.25%	0.20%	0.01%	1.01%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$78	$243	$422	$942
Class IB	$103	$322	$558	$1,239

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 168%.

Investments, risks, and performance

Investments

We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below investment-grade (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). We may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. This risk includes interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower.

2	Prospectus of the Trust

Please remember that past performance is not necessarily an indication of future results.

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	54.83%	4.15%	5.96%
Class IB	55.35%	4.16%	5.82%
Barclays Capital Aggregate Bond
Index (no deduction for fees or expenses)	5.93%	4.97%	6.33%
Citigroup Non-U. S. World
Government Bond Index (no deduction
for fees or expenses)	4.39%	4.46%	6.60%
JP Morgan Developed High Yield
Index (no deduction for fees or expenses)	58.76%	6.44%	6.94%

The fund’s performance is compared to the Barclay’s Capital Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. The fund’s performance is also compared to the Citigroup Non-U.S. World Government Bond Index, an unmanaged index of international investment-grade fixed-income securities, excluding the U.S., and the JPMorgan Developed High Yield Index, an unmanaged index of high-yield fixed-income securities issued in developed countries.

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Portfolio managers

D. William Kohli, Team Leader, Portfolio Construction and Global Strategist, portfolio manager of fund since 1994

Michael Atkin, Director of Sovereign Research, portfolio manager of fund since 2007

Rob Bloemker, Head of Fixed Income, portfolio manager of fund since 2005

Kevin Murphy, Team Leader, High Grade Credit, portfolio manager of fund since 2007

Paul Scanlon, Team Leader, U.S. High-Yield, portfolio manager of fund since 2005

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in bonds and securitized debt instruments from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector. Under normal market conditions, we invest 15% – 65% of the fund’s net assets in each of (a) the U.S. and investment-grade sector, including U.S. government securities and investment-grade bonds of U.S. companies; (b) the high yield sector, including lower-rated bonds of U.S. companies; and (c) the international sector, including bonds of foreign governments and companies, and including both investment-grade and lower-rated securities. We will not invest less than 15% of the fund’s net assets in U.S. government securities.

Prospectus of the Trust	3

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

In evaluating the potential performance of an investment in the fund, investors may find it useful to compare the fund’s current dividend rate with its “yield,” which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We may invest up to 70% of the fund’s total assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We may invest up to 5% of the fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, or in unrated investments that we believe are of comparable quality. This includes investments in the lowest rating category of the rating agency. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

• Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Such investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

4	Prospectus of the Trust

• Foreign investments. The fund considers a foreign company to be one that is domiciled outside the United States or has its principal operations located outside the United States. Foreign investments involve certain special risks, including:

–Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

–Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

–Unreliable or untimely information: There may be less publicly available information about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

–Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

–Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

–Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

–Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Floating rate loans. Floating rate loans are debt obligations with interest rates that adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate such as LIBOR or the prime rate offered by one or more major U.S. banks. While most floating rate loans are below investment grade in quality, most also are senior in rank in the event of bankruptcy to most other securities of the borrower such as common stock or public bonds. Floating rate loans are also normally secured by specific collateral or assets of the borrower so that the holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer.

Prospectus of the Trust	5

Floating rate loans generally are less sensitive to interest rate changes than obligations with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Changes in interest rates will also affect the amount of interest income the fund earns on its floating rate investments. Most floating rate loans allow for prepayment of principal without penalty. If a borrower prepays a loan, we might have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid loan or might not be able to take advantage of potential gains from increases in the credit quality of the issuer.

Although the market for the types of floating rate loans in which the fund invests has become increasingly liquid over time, this market is still developing, and there can be no assurance that adverse developments with respect to this market or particular borrowers will not prevent the fund from selling these loans at their market values when we consider such a sale desirable.

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in asset-backed, hybrid and structured bonds and notes, preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate loans. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of the fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31,

6	Prospectus of the Trust

2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.57% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Managers	fund	Employer	five years

D. William Kohli	1994	Putnam	Team Leader, Portfolio
		Investments	Construction, Global
		1994 – Present	Strategy
Previously, Director of
Core Fixed Income Team

Michael Atkin	2007	Putnam	Director of Sovereign
		Investments	Research
		1997 – Present	Previously, Senior Econ-
omist and Team Leader,
Country Analysis

Rob Bloemker	2005	Putnam	Head of Fixed Income
		Investments	Previously, Deputy Head
		1999 – Present	of Investments; Chief
Investment Officer,
Fixed-Income Team;
Team Leader, Mortgage
and Government;
Mortgage Specialist

Kevin Murphy	2008	Putnam	Team Leader, High
		Investments	Grade Credit
		1999 – Present	Previously, Investment
Strategist

Paul Scanlon	2005	Putnam	Team Leader, U.S.
		Investments	High-Yield
		1999 – Present	Previously, Portfolio
Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

Prospectus of the Trust	7

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or a dealer selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and

8	Prospectus of the Trust

dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affi liates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for lower-rated bonds may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt may be less liquid than higher-rated debt, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not

Prospectus of the Trust	9

be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10	Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b],c	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b],d,e	Ratio of expenses to average net assets, excluding interest expense (%) [b,d,e]	Ratio of net investment income (loss) toa veragen eta ssets (%) [d]	Portfolio turnover (%) [f]

Putnam VT Diversified Income Fund (Class IA)

12/31/09	$5.72	.61	2.29	2.90	(.51)	(.51)	—	$8.11	54.83	$167,996	.77 [i]	.73	9.07	167.77

12/31/08	8.81	.47	(3.07)	(2.60)	(.49)	(.49)	— [g,h]	5.72	(31.07)	127,770.74		.74	6.19	198.09

12/31/07	8.89	.46	(.09)	.37	(.45)	(.45)	—	8.81	4.31	248,629.75		.75	5.25	78.65

12/31/06	8.86	.44	.11	.55	(.52)	(.52)	—	8.89	6.60	291,212.76		.76	5.12	87.14

12/31/05	9.27	.44	(.16)	.28	(.69)	(.69)	—	8.86	3.28	348,430.79		.79	4.96	115.07

Putnam VT Diversified Income Fund (Class IB)

12/31/09	$5.68	.61	2.30	2.91	(.49)	(.49)	—	$8.10	55.35	$348,898	1.02 [i]	.98	8.95	167.77

12/31/08	8.70	.43	(2.98)	(2.55)	(.47)	(.47)	— [g,h]	5.68	(30.82)	173,632.99		.99	5.71	198.09

12/31/07	8.78	.43	(.08)	.35	(.43)	(.43)	—	8.70	4.13	225,160	1.00	1.00	5.02	78.65

12/31/06	8.76	.42	.10	.52	(.50)	(.50)	—	8.78	6.29	188,602	1.01	1.01	4.86	87.14

12/31/05	9.17	.41	(.15)	.26	(.67)	(.67)	—	8.76	3.05	160,295	1.04	1.04	4.70	115.07

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.13%

12/31/08	0.13

12/31/07	0.08

12/31/06	0.09

12/31/05	0.03

e Includes amounts paid through expense offset arrangements.

f Portfolio turnover excludes dollar roll transactions.

g Amount represents less than $0.01 per share.

h Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the “SEC”) which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

i Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.04% of average net assets as of December 31, 2009.

Prospectus of the Trust	11

For more information about
Putnam VT Diversified Income Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during the fund’s last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261466 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Equity Income
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	5

How does the fund price its shares?	6

Distribution plan and payments to dealers	6

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT Equity Income Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Equity Income Fund seeks capital growth and current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service		fund operating
Share class	fees	(12b-1) fees	Other expenses	expenses*
Class IA	0.48%	N/A	0.16%	0.64%
Class IB	0.48%	0.25%	0.16%	0.89%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$65	$205	$357	$798
Class IB	$91	$284	$493	$1,098

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 112%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in large companies, which are of a size similar to those in the Russell 1000 Value Index (which was composed of companies having a market capitalization of between $223 million and $316.2 billion as of 3/31/10). We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)

			Since
			inception
Share class	1 year	5 years	(5/1/03)
Class IA	27.82%	2.82%	6.96%
Class IB	27.48%	2.56%	6.69%
Russell 1000 Value Index (no deduction
for fees or expenses)	19.69%	–0.25%	5.68%

Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Portfolio manager

Bartlett Geer, Portfolio Manager, portfolio manager of fund since 2000

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in value stocks that offer the potential for capital growth, current income, or both. Under normal circumstances, we invest at least 80% of the fund’s net assets in common stocks and other equity investments that offer the potential for current income. This policy may be changed only after 60 days’ notice to shareholders.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Prospectus of the Trust	3

• Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivative positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and fixed-income securities. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of the fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

4	Prospectus of the Trust

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund pays Putnam Management a monthly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.65% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Bartlett Geer	2000	Putnam	Portfolio Manager
		Investments
		2000 – Present

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies

Prospectus of the Trust	5

to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

6	Prospectus of the Trust

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading).Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on

Prospectus of the Trust	7

excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

8	Prospectus of the Trust

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d,e]	Ratio of net investment income (loss) toa veragen eta ssets (%)[e]	Portfolio turnover (%)

Putnam VT Equity Income Fund (Class IA)

12/31/09	$9.72	.25	2.40 [f]	2.65	(.13)	—	(.13)	$12.24	27.82 [f]	$198,349.76		2.43	111.79

12/31/08	15.06	.30	(4.76)	(4.46)	(.30)	(.58)	(.88)	9.72	(31.02)	76,350.78		2.41	73.65

12/31/07	15.87	.28	.24	.52	(.25)	(1.08)	(1.33)	15.06	3.46	128,150.77		1.79	74.27

12/31/06	13.96	.27	2.31	2.58	(.20)	(.47)	(.67)	15.87	19.15	128,870.79		1.85	81.54

12/31/05	13.54	.22 [g]	.53	.75	(.15)	(.18)	(.33)	13.96	5.71	106,970.81		1.64 [g]	59.47

Putnam VT Equity Income Fund (Class IB)

12/31/09	$9.66	.23	2.37 [f]	2.60	(.11)	—	(.11)	$12.15	27.48 [f]	$206,018	1.01	2.17	111.79

12/31/08	14.97	.27	(4.74)	(4.47)	(.26)	(.58)	(.84)	9.66	(31.21)	67,881	1.03	2.16	73.65

12/31/07	15.79	.24	.24	.48	(.22)	(1.08)	(1.30)	14.97	3.19	113,204	1.02	1.54	74.27

12/31/06	13.89	.23	2.31	2.54	(.17)	(.47)	(.64)	15.79	18.93	112,555	1.04	1.61	81.54

12/31/05	13.49	.19 [g]	.52	.71	(.13)	(.18)	(.31)	13.89	5.43	82,356	1.06	1.40 [g]	59.47

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements.

e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	<0.01%

12/31/08	<0.01

12/31/07	<0.01

12/31/06	0.01

12/31/05	0.01

f Reflects a non-recurring litigation payment received by the fund from Tyco International, Ltd. which amounted to $0.06 per share outstanding as of March 13, 2009. This payment resulted in an increase to total returns of 0.63% for the year ended December 31, 2009.

g Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding broker allocation practices, which amounted to less than $0.01 per share and less than 0.01% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT Equity Income Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during the fund’s last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261467 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
The George Putnam
Fund of Boston

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	4

Who oversees and manages the fund?	6

How to buy and sell fund shares	7

How does the fund price its shares?	7

Distribution plan and payments to dealers	8

Policy on excessive short-term trading	9

Fund distributions and taxes	10

Financial highlights	10

This prospectus explains what you should know about Putnam VT The George Putnam Fund of Boston, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT The George Putnam Fund of Boston seeks to provide a balanced investment composed of a well-diversi-fied portfolio of stocks and bonds which produce both capital growth and current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)
				Acquired	Total
		Distribution		fund	annual fund
	Management	and service	Other	operating	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses*
Class IA	0.53%	N/A	0.21%	0.02%	0.76%
Class IB	0.53%	0.25%	0.21%	0.02%	1.01%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$78	$243	$422	$942
Class IB	$103	$322	$558	$1,239

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 237%.

Investments, risks, and performance

Investments

We invest mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. Our equity investments are mainly in large companies, which are of a size similar to those in the Russell 1000 Value Index (which was composed of companies having a market capitalization between $223 million and $316.2 billion as of 3/31/10) and midsize companies, which are of a size similar to those in the Russell Midcap Value Index (which was composed of companies having a market capitalization of between $223 million and $23.8 billion as of 3/31/10). We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We buy bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing.

Bond investments are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Bond investments are also subject to interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally greater for longer-term bonds (a significant part of the fund’s investments) and credit risk is generally greater for below investment-grade bonds (“junk bonds”). Our allocation of assets between stocks and bonds may hurt performance. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

2	Prospectus of the Trust

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	26.10%	–2.38%	1.33%
Class IB	25.63%	–2.63%	1.08%
Russell 1000 Value Index (no deduction
for fees or expenses)	19.69%	–0.25%	2.47%
Barclays Capital Aggregate Bond
Index (no deduction for fees or expenses)	5.93%	4.97%	6.33%
George Putnam Blended Index
(60/40 blend of preceding indices)
(no deduction for fees or expenses)	15.47%	2.74%	4.71%

The fund’s performance is compared to the Barclays Capital Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed income securities. The fund’s performance is also compared to the Russell 1000 Value Index, an unmanaged capitalization-weighted index of large-cap stocks chosen for their value orientation. In addition, the fund’s performance is compared to the George Putnam Blended Index, an unmanaged index administered by Putnam Management, 60% of which is the Russell 1000 Value Index and 40% of which is the Barclays Capital Aggregate Bond Index. The Russell 1000 Value Index replaces the S&P 500/Citigroup Value Index as the primary benchmark for this fund because, in Putnam Management’s opinion, the securities tracked by this index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the S&P 500/Citigroup Value Index for the 1-year, 5-year, and 10-year periods ending on 12/31/09 were 21.18%, –0.27% and 1.20%, respectively.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

David Calabro, Portfolio Manager, portfolio manager of fund since 2008

Raman Srivastava, Team Leader, Portfolio Construction, Quantitative Research, portfolio manager of fund since 2004

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Prospectus of the Trust	3

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in bonds and value stocks, with a greater emphasis on value stocks.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

In evaluating the potential performance of an investment in the fund, investors may find it useful to compare the fund’s current dividend rate with its “yield,” which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we believe are of comparable quality. We may invest in below investment-grade investments. However, we will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or are unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on

4	Prospectus of the Trust

them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment. Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s investment objective may depend more on our own credit analysis when we buy lower-rated debt than when we buy investment-grade debt. We may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the fund’s operating expenses and decrease its net asset value.

A company’s convertible securities generally receive payments only after the company has paid the holders of its non-convertible debt; for this reason, the credit risk of a company’s convertible securities is generally greater than that of its non-convertible debt.

• Mortgage-backed and asset-backed investments: prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Such investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivative positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

Prospectus of the Trust	5

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and asset-backed securities. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of the fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.60% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to

6	Prospectus of the Trust

PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Managers	fund	Employer	five years

David Calabro	2008	Putnam	Portfolio Manager
Investments
2008 – Present

		MFS	Portfolio Manager
Investments
Management
Prior to 2008

Raman Srivastava	2004	Putnam	Team Leader, Portfolio
		Investments	Construction,
		1999 – Present	Quantitative Research
Previously, Portfolio
Manager and
Quantitative Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or a dealer selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

Prospectus of the Trust	7

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

8	Prospectus of the Trust

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Prospectus of the Trust	9

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10	Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c,d]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,c,e]	Ratio of expenses to average net assets, excluding interest expense (%)[b,c,e]	Ratio of net investment income (loss) toa veragen eta ssets (%)[b]	Portfolio turnover (%)

Putnam VT The George Putnam Fund of Boston (Class IA)

12/31/09	$5.74	.19	1.22	1.41	(.31)	—	(.31)	$6.84	26.10	$100,211	1.00 [h]	.77	3.15	237.44 [f]

12/31/08	11.05	.33	(4.35)	(4.02)	(.47)	(.82)	(1.29)	5.74	(40.57)	103,006.77		.77	3.85	140.22 [f]

12/31/07	12.47	.35	(.20)	.15	(.38)	(1.19)	(1.57)	11.05	1.14	243,160.72		.72	3.03	128.49 [f]

12/31/06	11.83	.29	1.09	1.38	(.32)	(.42)	(.74)	12.47	12.23	318,905.74		.74	2.50	124.55 [f]

12/31/05	11.61	.28 [g]	.20	.48	(.26)	—	(.26)	11.83	4.22	382,326.72		.72	2.44 [g]	139.50

Putnam VT The George Putnam Fund of Boston (Class IB)

12/31/09	$5.71	.17	1.21	1.38	(.28)	—	(.28)	$6.81	25.63	$119,799	1.25 [h]	1.02	2.87	237.44 [f]

12/31/08	10.99	.31	(4.33)	(4.02)	(.44)	(.82)	(1.26)	5.71	(40.72)	112,471	1.02	1.02	3.59	140.22 [f]

12/31/07	12.40	.32	(.20)	.12	(.34)	(1.19)	(1.53)	10.99	.95	256,347.97		.97	2.78	128.49 [f]

12/31/06	11.76	.26	1.09	1.35	(.29)	(.42)	(.71)	12.40	12.02	289,374.99		.99	2.25	124.55 [f]

12/31/05	11.55	.25 [g]	.19	.44	(.23)	—	(.23)	11.76	3.91	301,779.97		.97	2.18 [g]	139.50

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.05%

12/31/08	0.04

12/31/07	0.02

12/31/06	<0.01

12/31/05	0.01

c The charges and expenses at the insurance company separate account level are not reflected.

d Total return assumes dividend reinvestment.

e Includes amounts paid through expense offset arrangements and brokerage/service arrangements.

f Portfolio turnover excludes dollar roll transactions.

g Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

h Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.23% of average net assets as of December 31, 2009.

Prospectus of the Trust	11

For more information about Putnam
VT The George Putnam Fund of Boston

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during the fund’s last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261468 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Global Asset
Allocation Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	4

Who oversees and manages the fund?	7

How to buy and sell fund shares	8

How does the fund price its shares?	8

Distribution plan and payments to dealers	9

Policy on excessive short-term trading	9

Fund distributions and taxes	10

Financial highlights	11

This prospectus explains what you should know about Putnam VT Global Asset Allocation Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Global Asset Allocation Fund seeks long-term return consistent with preservation of capital.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)
				Acquired	Total
		Distribution		fund	annual fund
	Management	and service	Other	operating	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses*
Class IA	0.60%	N/A	0.30%	0.02%	0.92%
Class IB	0.60%	0.25%	0.30%	0.02%	1.17%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$94	$293	$509	$1,131
Class IB	$119	$372	$644	$1,424

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 178%.

Investments, risks, and performance

Investments

We invest mainly in a diversified portfolio of equity securities (growth or value stocks or both) of companies worldwide of any size. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms and value stocks are those that we believe are currently undervalued by the market. We will consider, among other things, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations and corporate obligations, mortgage-backed and asset-backed securities, convertible securities and preferred stock. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell fixed income investments. We may select other investments that do not fall within these asset classes. We may also use derivatives, such as futures, swaps, options, certain foreign currency transactions and warrants, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation and emerging-market securities can be illiquid.

Bond investments are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Bond investments are also subject to interest rate risk, which means that the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment grade bonds (“junk bonds”). Mortgage-backed investments carry the risk that they may increase in value less when interest rates

2	Prospectus of the Trust

decline and decline in value more when interest rates rise. Our allocation of assets between stocks and bonds may hurt performance. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	35.36%	2.49%	1.43%
Class IB	35.21%	2.30%	1.27%
Russell 3000 Index (no deduction for
fees or expenses)	28.34%	0.76%	–0.20%
Putnam Balanced Blended
Benchmark (no deduction for fees
or expenses)	22.31%	3.14%	2.91%

The Putnam Balanced Blended Benchmark is a benchmark administered by Putnam Management that is 50% the Russell 3000 Index, 35% the Barclays Capital Aggregate Bond Index, 10% the Morgan Stanley Capital International (MSCI) EAFE Index (ND) and 5% the JP Morgan Developed High Yield Index.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Jeffrey Knight, Head of Global Asset Allocation, portfolio manager of fund since 2002

James Fetch, Portfolio Manager, portfolio manager of fund since 2008

Robert Kea, Portfolio Manager, portfolio manager of fund since 2002

Robert Schoen, Portfolio Manager, portfolio manager of fund since 2002

James Vaillancourt, Portfolio Manager, portfolio manager of fund since 2008

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Prospectus of the Trust	3

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk.

As mentioned in the fund summary, we pursue the fund’s goal by allocating the fund’s assets among a diversified portfolio of equity securities and fixed income investments.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in finan-cial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of large  companies.

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

In evaluating the potential performance of an investment in the fund, investors may find it useful to compare the fund’s current dividend rate with its “yield,” which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We may invest up to 40% the fund’s total assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We may invest up to 5% of the fund’s total assets in debt investments rated below CCC or its equivalent at the time of purchase by each agency rating such investments, or in unrated investments that we believe are of comparable quality. This includes investments in the lowest rating category of the rating agency. We will not necessarily sell an investment if its rating is reduced after we buy it.

4	Prospectus of the Trust

Investments rated below BBB or its equivalent are below investment-grade (sometimes referred to as “junk bonds”). This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment. Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

Credit ratings are based largely on the issuer’s historical finan-cial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s investment objective may depend more on our own credit analysis when we buy lower-rated debt than when we buy investment-grade debt. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

• Mortgage-backed and asset-backed investments: prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Such investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

• Foreign investments. The fund may invest in securities of foreign issuers. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less publicly available information about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

– Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues.

Prospectus of the Trust	5

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease the fund’s exposure to long or short term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. In addition, derivatives positions that offset each other may be netted together for purposes of our policy on strategic allocation between stocks and bonds.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities, hybrid and structured bonds and notes (including debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index) and investments in bank loans. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of such fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income.

High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of the fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain

6	Prospectus of the Trust

available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.59% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate, The Putnam Advisory Company, LLC (PAC), as a sub-adviser to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of the portion of the assets of the fund managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Managers	fund	Employer	five years

Jeffrey Knight	2002	Putnam	Head of Global Asset
		Investments	Allocation
		1993 – Present	Previously, Deputy Head
of Investments and
Director, Global Asset
Allocation

James Fetch	2008	Putnam	Portfolio Manager
		Investments	Previously, Investment
		1994 – Present	Strategist and Analyst

Robert Kea	2002	Putnam	Portfolio Manager
		Investments	Previously, Quantitative
		1989 – Present	Analyst

Robert Schoen	2002	Putnam	Portfolio Manager
		Investments	Previously, Quantitative
		1997 – Present	Analyst

Jason Vaillancourt	2008	Putnam	Portfolio Manager
		Investments	Previously, Investment
		1999 – Present	Strategist and Analyst

Prospectus of the Trust	7

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or a dealer selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value. As noted above,

8	Prospectus of the Trust

the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading.

Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require

Prospectus of the Trust	9

the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading).

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is diffi cult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

10	Prospectus of the Trust

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	11

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,d,e]	Ratio of expenses to average net assets excluding interest expense(%)[b,d,e]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%) [f]

Putnam VT Global Asset Allocation Fund (Class IA)

12/31/09	$10.87	.41	3.12	3.53	(.76)	(.76)	$13.64	35.36	$160,419	.99 [g]	.86	3.55	177.81

12/31/08	16.90	.48	(5.91)	(5.43)	(.60)	(.60)	10.87	(33.16)	141,087.78		.78	3.31	155.03

12/31/07	16.50	.42	.10	.52	(.12)	(.12)	16.90	3.16	264,820.77		.77	2.49	106.99

12/31/06	15.03	.33	1.59	1.92	(.45)	(.45)	16.50	13.04	311,512.82		.82	2.15	76.62

12/31/05	14.22	.30 [h]	.71	1.01	(.20)	(. 20)	15.03	7.20	330,872.90		.90	2.06 [h]	144.67

Putnam VT Global Asset Allocation Fund (Class IB)

12/31/09	$10.90	.39	3.15	3.54	(.72)	(.72)	$13.72	35.21	$76,413	1.24 [g]	1.11	3.28	177.81

12/31/08	16.94	.44	(5.92)	(5.48)	(.56)	(.56)	10.90	(33.32)	58,167	1.03	1.03	3.05	155.03

12/31/07	16.54	.38	.11	.49	(.09)	(.09)	16.94	2.94	95,626	1.02	1.02	2.23	106.99

12/31/06	15.06	.29	1.61	1.90	(.42)	(. 42)	16.54	12.86	88,626	1.07	1.07	1.87	76.62

12/31/05	14.25	.26 [h]	.72	.98	(.17)	(.17)	15.06	6.97	66,485	1.15	1.15	1.80 [h]	144.67

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements.

e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.10%

12/31/08	0.15

12/31/07	0.08

12/31/06	0.10

12/31/05	0.01

f Portfolio turnover excludes dollar roll transactions.

g Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.13% of average net assets as of December 31, 2009.

h Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.02% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

12	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	13

This page intentionally left blank.

14	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	15

For more information about
Putnam VT Global Asset
Allocation Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during the fund’s last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261469 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Global Equity
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	6

How does the fund price its shares?	7

Distribution plan and payments to dealers	7

Policy on excessive short-term trading	8

Fund distributions and taxes	9

Financial highlights	9

This prospectus explains what you should know about Putnam VT Global Equity Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Global Equity Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service		fund operating
Share class	fees	(12b-1) fees	Other expenses	expenses*
Class IA	0.70%	N/A	0.21%	0.91%
Class IB	0.70%	0.25%	0.21%	1.16%

*Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$93	$290	$504	$1,120
Class IB	$118	$368	$638	$1,413

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 103%.

Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of midsize and large companies worldwide that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We invest mainly in developed countries, but may invest in emerging markets. Emerging markets include countries in the MSCI Emerging Markets Index (ND) or that we consider to be equivalent to those in the MSCI Emerging Markets Index (ND) based on their level of economic development or the size and experience of their securities markets. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Growth stocks may be more susceptible to earnings disappointments. Value stocks may fail to rebound. These risks are greater for midsize companies. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivative positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

2	Prospectus of the Trust

Annual total returns for class IA shares

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	30.16%	0.99%	–5.02%
Class IB	29.97%	0.75%	–5.24%
Morgan Stanley Capital International
(MSCI) World Index (ND) (no deduction
for fees or expenses; reflects deduction of
withholding taxes on reinvested dividends)	29.99%	2.01%	–0.24%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Shigeki Makino, Head of Global Large Cap Equities, portfolio manager of fund since 2002

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks issued by companies worldwide. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments. This policy may be changed only after 60 days’ notice to shareholders.

• Global investing. The use of the term “global” in the fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. We seek to invest mainly in common stocks of such U.S. or foreign companies that we believe have favorable investment potential.

As a result, the portions of the fund that are invested in U.S. and foreign companies will change over time based on the number and size of U.S. and foreign companies that, in our assessment, have favorable investment potential at any particular time. Under normal market conditions, the fund intends to invest in at least three different countries and at least 40% of its net assets in securities of foreign companies (or, if less, the percentage of net assets that is 10% less than the percentage of the Morgan Stanley Capital International (MSCI) World Index (ND) that is represented by foreign companies from time to time). For purposes of determining whether securities held by the fund are securities of a foreign company, we will consider a company to be a foreign company if we determine that the company’s securities trade on a market outside of the United States, the company is headquartered or organized outside of the United States, the company derives a majority of its revenues or profits outside of the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

Prospectus of the Trust	3

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Foreign investments. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease the fund’s exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers.

However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of

4	Prospectus of the Trust

investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivative positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses, including investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

Prospectus of the Trust	5

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.76% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate, The Putnam Advisory Company, LLC (PAC), as a sub-adviser to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of the portion of the assets of the fund managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Shigeki Makino	2002	Putnam	Head of Large Cap
		Investments	Global Equities
		2000 – Present	Previously, Chief
Investment Officer,
Global Core

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up

6	Prospectus of the Trust

to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock at its fair value when the relevant exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the fund to a significant extent. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the

Prospectus of the Trust	7

dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

8	Prospectus of the Trust

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. If the fund meets certain requirements relating to its asset holdings, shareholders generally will be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,d,e]	Ratio of expenses to average net assets, excluding interest expense (%) [b,d,e]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)

Putnam VT Global Equity Fund (Class IA)

12/31/09	$7.80	.21	2.14 [f]	2.35	(.02)	(.02)	—	$10.13	30.16 [f]	$218,068	.94 [g]	.93	2.45	102.65

12/31/08	14.61	.25	(6.75)	(6.50)	(.32)	(.32)	.01 [h,i]	7.80	(45.24)	202,810.88		.88	2.15	99.60

12/31/07	13.68	.18	1.08	1.26	(.33)	(.33)	—	14.61	9.37	472,265.89		.89	1.23	86.29

12/31/06	11.14	.15	2.46	2.61	(.07)	(.07)	—	13.68	23.50	530,379.95		.95	1.26	84.81

12/31/05	10.32	.11 [j]	.82	.93	(.11)	(.11)	—	11.14	9.09 [j]	535,688.92		.92	1.08 [j]	75.73

Putnam VT Global Equity Fund (Class IB)

12/31/09	$7.74	.19	2.13 [f]	2.32	—	—	—	$10.06	29.97 [f]	$32,378	1.19 [g]	1.18	2.20	102.65

12/31/08	14.48	.22	(6.69)	(6.47)	(.28)	(.28)	.01 [h,i]	7.74	(45.35)	29,474	1.13	1.13	1.90	99.60

12/31/07	13.57	.14	1.07	1.21	(.30)	(.30)	—	14.48	9.02	70,903	1.14	1.14	.99	86.29

12/31/06	11.05	.12	2.44	2.56	(.04)	(.04)	—	13.57	23.22	77,688	1.20	1.20	1.01	84.81

12/31/05	10.24	.09 [j]	.80	.89	(.08)	(.08)	—	11.05	8.78 [j]	71,310	1.17	1.17	.82 [j]	75.73

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.04%

12/31/08	0.05

12/31/07	<0.01

12/31/06	<0.01

12/31/05	<0.01

e Includes amounts paid through expense offset and brokerage/service arrangements.

f Reflects a non-recurring litigation payment received by the fund from Tyco International, Ltd. which amounted to $0.08 per share outstanding as of March 13, 2009. This payment resulted in an increase to total returns of 1.03% for the year ended December 31, 2009.

g Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.01% of average net assets as of December 31, 2009.

h Reflects a non-recurring reimbursement pursuant to a settlement between The Hartford Financial Services Group and the Attorney Generals of New York State, Illinois and Connecticut, which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

i Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the “SEC”) which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

j Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.08% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT Global Equity Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during the fund’s last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261470 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Global Health
Care Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	6

How to buy and sell fund shares	7

How does the fund price its shares?	7

Distribution plan and payments to dealers	8

Policy on excessive short-term trading	8

Fund distributions and taxes	9

Financial highlights	10

This prospectus explains what you should know about Putnam VT Global Health Care Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Global Health Care Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total
		Distribution		fund	annual fund
	Management	and service	Other	operating	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses*
Class IA	0.63%	N/A	0.19%	0.01%	0.83%
Class IB	0.63%	0.25%	0.19%	0.01%	1.08%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$85	$265	$460	$1,025
Class IB	$110	$343	$595	$1,320

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 33%.

Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the health care industries, we invest mainly in common stocks (growth and value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include companies that manufacture health care supplies or provide health-care related services, and companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes, and we may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The health care industries may be affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may increase these risks by, for example, increasing exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivative positions. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers, can increase the fund’s vulnerability to common economic forces and may result in greater losses and volatility. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

2	Prospectus of the Trust

Annual total returns for class IA shares

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	26.46%	4.14%	3.38%
Class IB	26.00%	3.86%	3.13%
Morgan Stanley Capital International
(MSCI) World Health Care Index (ND)
(no deduction for fees or expenses;
reflects deduction of withholding taxes on
reinvested dividends)	18.89%	3.16%	N/A

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Kelsey Chen, Analyst, Sector Team Leader, portfolio manager of fund since 2005

Christopher Stevo, Analyst, portfolio manager of fund since 2009

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks of companies worldwide in the health care industries.

• Global investing. The use of the term “global” in the fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. We seek to invest mainly in common stocks of such U.S. or foreign companies in the health care industries that we believe have favorable investment potential.

As a result, the portions of the fund that are invested in U.S. and foreign companies will change over time based on both the number and size of U.S. and foreign companies in such group of industries and on our assessment of the relative investment potential of such companies. By way of illustration, the table below lists, as of August 31, 2009, the allocation between U.S. and foreign companies reflected in key market indexes used to evaluate the fund’s performance:

Fund	Benchmark	U. S.	Foreign

VT Global Health	MSCI World Health Care
Care Fund	Index (ND)	62.23	37.77

As noted above, however, the portions of the fund’s investments represented by U.S. and foreign companies may differ from those of these indexes based on our assessment of relative investment potential at any particular time.

Prospectus of the Trust	3

Under normal market conditions, the fund intends to invest in at least five different countries and at least 40% of its net assets in securities of foreign companies (or, if less, the percentage of net assets that is 10% less than the percentage of the fund’s benchmark represented by foreign companies, as determined by the provider of the benchmark). For purposes of determining whether the securities held by the fund are securities of a foreign company, we will consider a company to be a foreign company if we determine that the company’s securities trade on a market outside of the United States, the company is headquartered or organized outside of the United States, the company derives a majority of its revenues or profits outside of the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Foreign investments. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Industry focus. Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the health care industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the health care industries encompass two main groups of companies. The first group includes companies who manufacture health care supplies or provide

4	Prospectus of the Trust

health care-related services, including distributors of products, providers of basic health care services and owners and operators of care facilities and organizations. The second group includes companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We consider a company to be in the health care industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries.

Events that affect the health care industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include technological advances that make existing products and services obsolete, and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect the fund than if the fund were more widely diversified.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of large companies. Small companies in foreign countries could be relatively smaller than those in the United States.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease the fund’s exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Short sales. We may engage in short sales, which are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss which is theoretically unlimited. The fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the fund’s share price and make the fund’s returns more volatile. This is because leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities. The use of leverage may also cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets

Prospectus of the Trust	5

using alternative strategies that are mainly designed to limit losses, including investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause the fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of the fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.70% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate, The Putnam Advisory Company, LLC (PAC), as a sub-adviser to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), pays a quarterly

6	Prospectus of the Trust

sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of the portion of the assets of the fund managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Managers	fund	Employer	five years

Kelsey Chen	2005	Putnam	Analyst and Sector
		Investments	Team Leader
		2000 – Present	Previously, Analyst

Christopher Stevo	2009	Putnam	Analyst
		Investments
		1999 – Present

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock at its fair value when the relevant exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close

Prospectus of the Trust	7

of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the fund to a significant extent. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such

8	Prospectus of the Trust

as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce fund performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Prospectus of the Trust	9

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. If the fund meets certain requirements relating to its asset holdings, shareholders generally will be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10	Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c,d]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,c,e]	Ratio of net investment income (loss) to average net assets (%)[b]	Portfolio turnover (%)

Putnam VT Global Health Care Fund (Class IA)

12/31/09	$11.11	.07	2.46	2.53	—	(1.32)	(1.32)	$12.32	26.46	$54,163.87		.64	33.21

12/31/08	13.49	.06	(2.33)	(2.27)	—	(.11)	(.11)	11.11	(16.90)	52,520.83		.49	19.11

12/31/07	13.69	.13 [f]	(.18)	(.05)	(.15)	—	(.15)	13.49	(.36)	81,384.81		.95 [f]	16.03

12/31/06	13.35	.04	.37	.41	(.07)	—	(.07)	13.69	3.06	117,118.85		.30	22.40

12/31/05	11.80	.05 [g]	1.54	1.59	(.04)	—	(.04)	13.35	13.50	160,324.81		.43 [g]	30.98

Putnam VT Global Health Care Fund (Class IB)

12/31/09	$11.02	.04	2.42	2.46	—	(1.32)	(1.32)	$12.16	26.00	$82,858	1.12	.39	33.21

12/31/08	13.40	.03	(2.30)	(2.27)	—	(.11)	(.11)	11.02	(17.01)	79,525	1.08	.24	19.11

12/31/07	13.60	.10 [f]	(.19)	(.09)	(.11)	—	(.11)	13.40	(.67)	118,713	1.06	.69 [f]	16.03

12/31/06	13.27	.01	.36	.37	(.04)	—	(.04)	13.60	2.79	153,542	1.10	.05	22.40

12/31/05	11.73	.02 [g]	1.53	1.55	(.01)	—	(.01)	13.27	13.20	189,476	1.06	.17 [g]	30.98

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/08	0.03%

12/31/07	0.02

12/31/06	<0.01

12/31/05	<0.01

c The charges and expenses at the insurance company separate account level are not reflected.

d Total return assumes dividend reinvestment.

e Includes amounts paid through expense offset arrangements and brokerage/service arrangements.

f Net investment income (loss) per share and ratio of net investment income (loss) for the fund’s class IA and class IB shares reflect a special dividend received by the fund, which amounted to $0.08 per share and 0.60% as a percentage of average net assets for the period ended December 31, 2007.

g Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.02% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

Prospectus of the Trust	11

For more information about
Putnam VT Global Health Care Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during the fund’s last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261471 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Global Utilities
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	6

How to buy and sell fund shares	7

How does the fund price its shares?	7

Distribution plan and payments to dealers	8

Policy on excessive short-term trading	8

Fund distributions and taxes	9

Financial highlights	10

This prospectus explains what you should know about Putnam VT Global Utilities Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Global Utilities Fund seeks capital growth and current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service		fund operating
Share class	fees	(12b-1) fees	Other expenses	expenses*
Class IA	0.63%	N/A	0.19%	0.82%
Class IB	0.63%	0.25%	0.19%	1.07%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$84	$262	$455	$1,014
Class IB	$109	$340	$590	$1,309

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 55%.

Investments, risks, and performance

Investments

For this non-diversified fund concentrating in the utilities industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Potential investments include electric, gas or water utilities and companies that operate as independent producers and/or distributors of power. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The utilities industries may be affected by increases in fuel costs, technological obsolescence, changes in regulatory policies and deregulation of certain utility services. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may enhance these risks by, for example, increasing exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivative positions. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest in fewer issuers, can increase the fund’s vulnerability to common economic forces and may result in greater losses and volatility. Our use of short selling may result in losses if the securities appreciate in value.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

2	Prospectus of the Trust

Annual total returns for class IA shares

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	7.66%	4.58%	2.89%
Class IB	7.36%	4.30%	2.65%
Morgan Stanley Capital International
(MSCI) World Utilities Index (ND)
(no deduction for fees or expenses;
reflects deduction of withholding taxes on
reinvested dividends)	6.22%	6.95%	N/A

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Michael Yogg, Analyst and Sector Team Leader, Global Equity Research Team, portfolio manager of fund since 2000

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks of companies worldwide in the utilities industries.

• Global investing. The use of the term “global” in the fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. We seek to invest mainly in common stocks of such U.S. or foreign companies in the utilities industries that we believe have favorable investment potential.

As a result, the portions of the fund that are invested in U.S. and foreign companies will change over time based on both the number and size of U.S. and foreign companies in such group of industries and on our assessment of the relative investment potential of such companies. By way of illustration, the table below lists, as of August 31, 2009, the allocation between U.S. and foreign companies reflected in key market indexes used to evaluate the fund’s performance:

Fund	Benchmark	U. S.	Foreign

	MSCI World Utilities
VT Global Utilities Fund	Index (ND)	37.55	62.45

As noted above, however, the portions of the fund’s investments represented by U.S. and foreign companies may differ from those of these indexes based on our assessment of relative investment potential at any particular time.

Prospectus of the Trust	3

Under normal market conditions, the fund intends to invest in at least five different countries and at least 40% of its net assets in securities of foreign companies (or, if less, the percentage of net assets that is 10% less than the percentage of the fund’s benchmark represented by foreign companies, as determined by the provider of the benchmark). For purposes of determining whether the securities held by the fund are securities of a foreign company, we will consider a company to be a foreign company if we determine that the company’s securities trade on a market outside of the United States, the company is headquartered or organized outside of the United States, the company derives a majority of its revenues or profits outside of the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Foreign investments. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Industry focus. Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies worldwide in the utilities industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be principally engaged in the utilities industries include electric, gas or water utilities and companies that operate as

4	Prospectus of the Trust

independent producers and/or distributors of power. We consider a company to be in the utilities industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries.

Events that affect the utilities industries will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include increases in fuel and other operating costs, and technological advances that make existing plants, equipment or products obsolete. In addition, changes in regulatory policies concerning the environment, energy conservation, nuclear power and utility pricing, as well as deregulation of certain utility services, may be more likely to adversely affect the fund.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of large companies. Small companies in foreign countries could be relatively smaller than those in the United States.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease a fund’s exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Short sales. We may engage in short sales, which are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will incur a loss which is theoretically unlimited. The fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the fund’s share price and make the fund’s returns more volatile. This is because leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities. The use of leverage may also cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses, including investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Prospectus of the Trust	5

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of the fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.68% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate, The Putnam Advisory Company, LLC (PAC), as a sub-adviser to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of the portion of the assets of the fund managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

6	Prospectus of the Trust

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Michael Yogg	2000	Putnam	Analyst and Sector
		Investments	Team Leader, Global
		1997 – Present	Equity Research Team
Previously, Associate
Director, Global Equity
Research Team

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock at its fair value when the relevant exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or a dealer selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the

Prospectus of the Trust	7

close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by a fund to a significant extent. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund

8	Prospectus of the Trust

shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests primarily in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce fund performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Prospectus of the Trust	9

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. If the fund meets certain requirements relating to its asset holdings, shareholders generally will be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

10	Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d,e]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)

Putnam VT Global Utilities Fund (Class IA)

12/31/09	$14.31	.42	.21	.63	(.60)	(.90)	(1.50)	$13.44	7.66	$152,608.84		3.41	55.11

12/31/08	21.03	.49	(6.77)	(6.28)	(.44)	—	(.44)	14.31	(30.33)	175,735.81		2.73	49.80

12/31/07	17.83	.38	3.19	3.57	(.37)	—	(.37)	21.03	20.25	320,375.80		1.94	39.76

12/31/06	14.47	.34	3.50	3.84	(.48)	—	(.48)	17.83	27.40	320,261.84		2.20	65.65

12/31/05	13.59	.36 [f]	.82	1.18	(.30)	—	(.30)	14.47	8.87 [f]	320,176.84		2.54 [f]	37.69

Putnam VT Global Utilities Fund (Class IB)

12/31/09	$14.25	.39	.21	.60	(.54)	(.90)	(1.44)	$13.41	7.36	$28,534	1.09	3.17	55.11

12/31/08	20.93	.44	(6.74)	(6.30)	(.38)	—	(.38)	14.25	(30.49)	32,319	1.06	2.48	49.80

12/31/07	17.75	.33	3.17	3.50	(.32)	—	(.32)	20.93	19.94	60,942	1.05	1.69	39.76

12/31/06	14.41	.30	3.48	3.78	(.44)	—	(.44)	17.75	27.03	62,641	1.09	1.95	65.65

12/31/05	13.54	.32 [f]	.82	1.14	(.27)	—	(. 27)	14.41	8.58 [f]	59,243	1.09	2.28 [f]	37.69

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.02%

12/31/08	0.01

12/31/07	0.01

12/31/06	0.03

12/31/05	<0.01

e Includes amounts paid through expense offset arrangements and brokerage/service arrangements.

f Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to $0.01 per share and 0.05% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

Prospectus of the Trust	11

For more information about
Putnam VT Global Utilities Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261472 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Growth and
Income Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	5

How does the fund price its shares?	6

Distribution plan and payments to dealers	6

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT Growth and Income Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Growth and Income Fund seeks capital growth and current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total
		Distribution		fund	annual fund
	Management	and service	Other	operating	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses*
Class IA	0.48%	N/A	0.16%	0.01%	0.65%
Class IB	0.48%	0.25%	0.16%	0.01%	0.90%

* Restated to reflect projected expenses under a new management contract effective 1/1/10 and changes to the fund’s investor servicing contract.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$66	$208	$362	$810
Class IB	$92	$287	$498	$1,110

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 55%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of large U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We mainly invest in large companies, which are of a size similar to those in the Russell 1000 Value Index (which was composed of companies having a market capitalization between $223 million and $316.2 billion as of 3/31/10).We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	30.16%	–1.58%	0.79%
Class IB	29.81%	–1.83%	0.55%
Russell 1000 Value Index
(no deduction for fees or expenses)	19.69%	–0.25%	2.47%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Robert Ewing, Head of U.S. Large Cap Equities, portfolio manager of fund since 2008

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in value stocks that offer the potential for capital growth, current income or both.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which

Prospectus of the Trust	3

means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.–traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivative positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of the fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

4	Prospectus of the Trust

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.57% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Robert Ewing	2008	Putnam	Head of U.S. Large Cap
		Investments	Equities
2008 – Present

		RiverSource	Portfolio Manager
Investments
2002 – 2008

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

Prospectus of the Trust	5

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by

6	Prospectus of the Trust

Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows

Prospectus of the Trust	7

relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

8	Prospectus of the Trust

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Putnam VT Growth and Income Fund (Class IA)

12/31/09	$11.54	.23	3.07 [e]	3.30	(.38)	—	(.38)	$14.46	30.16 [e]	$1,183,503.67		1.90	54.56

12/31/08	23.28	.36	(8.17) [g]	(7.81)	(.52)	(3.41)	(3.93)	11.54	(38.57) [g]	1,117,897	.60 [f]	2.19 [f]	40.26

12/31/07	29.54	.40	(1.80)	(1.40)	(.46)	(4.40)	(4.86)	23.28	(5.80)	2,427,397	.55 [f]	1.52 [f]	50.44

12/31/06	26.51	.39	3.78	4.17	(.49)	(.65)	(1.14)	29.54	16.19	3,309,577	.55 [f]	1.44 [f]	78.00

12/31/05	25.59	.41 [h]	.97	1.38	(.46)	—	(.46)	26.51	5.50 [h]	3,688,393	.54 [f]	1.61 [f,h]	56.46

Putnam VT Growth and Income Fund (Class IB)

12/31/09	$11.47	.20	3.06 [e]	3.26	(.33)	—	(.33)	$14.40	29.81 [e]	$296,197.92		1.65	54.56

12/31/08	23.12	.31	(8.11) [g]	(7.80)	(.44)	(3.41)	(3.85)	11.47	(38.70) [g]	272,193	.85 [f]	1.94 [f]	40.26

12/31/07	29.36	.33	(1.79)	(1.46)	(.38)	(4.40)	(4.78)	23.12	(6.04)	592,681	.80 [f]	1.27 [f]	50.44

12/31/06	26.35	.32	3.76	4.08	(.42)	(.65)	(1.07)	29.36	15.91	791,640	.80 [f]	1.19 [f]	78.00

12/31/05	25.44	.35 [h]	.95	1.30	(.39)	—	(.39)	26.35	5.23 [h]	811,652	.79 [f]	1.37 [f,h]	56.46

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and brokerage/service arrangements.

e Reflects a non-recurring litigation payment received by the fund from Tyco International, Ltd. which amounted to $0.08 per share outstanding as of March 13, 2009. This payment resulted in an increase to total returns of 0.72% for the year ended December 31, 2009.

f Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/08	<0.01%

12/31/07	<0.01

12/31/06	<0.01

12/31/05	<0.01

g Reflects a non-recurring litigation payment received by the fund from Enron Corporation which amounted to $0.06 per share outstanding on December 29, 2008. This payment resulted in an increase to total returns of 0.32% for the year ended December 31, 2008.

h Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding broker allocation practices, which amounted to $0.01 per share and 0.03% of average net assets for class IA and class IB shares for the period ended December 31, 2005.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT Growth and Income Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261473 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Growth Opportunities
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	5

How does the fund price its shares?	6

Distribution plan and payments to dealers	6

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT Growth Opportunities Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Growth Opportunities Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Total
annual fund
operating
		Distribu-			Total		expenses
		tion and		Acquired	annual		after
		service		fund	fund	Expense	expense
	Manage-	(12b-1)	Other	operating	operating	reimburse-	reimburse-
Share class	ment fees	fees	expenses	expenses	expenses	ment	ment*
Class IA	0.56%	N/A	0.41%	0.01%	0.98%	–0.11%	0.87%
Class IB	0.56%	0.25%	0.41%	0.01%	1.23%	–0.11%	1.12%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds and Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/11. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$89	$301	$531	$1,191
Class IB	$114	$379	$665	$1,483

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 176%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivative positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)

			Since
			inception
Share class	1 year	5 years	(2/1/00)
Class IA	41.26%	1.13%	–6.75%
Class IB	40.85%	0.90%	–6.97%
Russell 1000 Growth Index
(no deduction for fees or expenses)	37.21%	1.63%	–3.55%
S&P 500 Index (no deduction for fees
or expenses)	26.46%	0.42%	–0.44%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Robert Brookby, Portfolio Manager, portfolio manager of fund since 2009

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in growth stocks. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

• Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which

Prospectus of the Trust	3

means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivative positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities, and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of the fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

4	Prospectus of the Trust

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.34% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Robert Brookby	2009	Putnam	Portfolio Manager
Investments
2008 – Present

		American	Portfolio Manager
Century
Investments
2000 – 2008

The SAI provides information about this individual’s compensation, other accounts managed by this individual and the individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

Prospectus of the Trust	5

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under

6	Prospectus of the Trust

the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for

Prospectus of the Trust	7

the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

8	Prospectus of the Trust

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,d,f]	Ratio of net investment income (loss) to average net assets (%) [f]	Portfolio turnover (%)

Putnam VT Growth Opportunities Fund (Class IA)

12/31/09	$3.48	.02	1.40 [g]	1.42	(.05)	(.05)	—	$4.85	41.26 [g]	$12,216.87		.45	176.05

12/31/08	5.58	.04	(2.14) [j]	(2.10)	—	—	— [e,i]	3.48	(37.64) [j]	8,712.81		.78	99.67

12/31/07	5.29	.01	.30	.31	(.02)	(.02)	—	5.58	5.82	17,346.81		.14	60.00

12/31/06	4.88	.01	.42	.43	(.02)	(.02)	—	5.29	8.75	21,650.83		.30	82.83

12/31/05	4.72	.02 [h]	.18	.20	(.04)	(.04)	—	4.88	4.34	24,764.87		.36 [h]	154.79

Putnam VT Growth Opportunities Fund (Class IB)

12/31/09	$3.44	.01	1.38 [g]	1.39	(.03)	(.03)	—	$4.80	40.85 [g]	$16,528	1.12	.20	176.05

12/31/08	5.53	.02	(2.11) [j]	(2.09)	—	—	— [e,i]	3.44	(37.79) [j]	12,602	1.06	.53	99.67

12/31/07	5.24	(.01)	.30	.29	— [e]	— [e]	—	5.53	5.60	25,482	1.06	(.11)	60.00

12/31/06	4.83	— [e]	.41	.41	— [e]	— [e]	—	5.24	8.55	29,273	1.08	.05	82.83

12/31/05	4.67	.01 [h]	.18	.19	(.03)	(.03)	—	4.83	4.11	32,082	1.12	.11 [h]	154.79

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements.

e Amount represents less than $0.01 per share.

f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.36%

12/31/08	0.39

12/31/07	0.25

12/31/06	0.24

12/31/05	0.13

g Reflects a non-recurring litigation payment received by the fund from Tyco International, Ltd. which amounted to $0.02 per share outstanding as of March 13, 2009. This payment resulted in an increase to total returns of 0.58% for the year ended December 31, 2009.

h Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.03% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

i Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC, which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

j Reflects a non-recurring litigation payment received by the fund from Enron Corporation which amounted to $0.05 per share outstanding on December 29, 2008. This payment resulted in an increase to total returns of 0.89% for the year ended December 31, 2008.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT Growth
Opportunities Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261474 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
High Yield
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	6

How does the fund price its shares?	6

Distribution plan and payments to dealers	7

Policy on excessive short-term trading	8

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT High Yield Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT High Yield Fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service		fund operating
Share class	fees	(12b-1) fees	Other expenses	expenses*
Class IA	0.57%	N/A	0.17%	0.74%
Class IB	0.57%	0.25%	0.17%	0.99%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$76	$237	$411	$918
Class IB	$101	$315	$547	$1,216

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 63%.

Investments, risks, and performance

Investments

We invest mainly in bonds that are obligations of U.S. companies, are below investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). We may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. This risk includes interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds and credit risk is generally greater for below investment-grade bonds (a significant part of the fund’s investments). Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

2	Prospectus of the Trust

Annual total returns for class IA shares

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	50.92%	5.63%	5.76%
Class IB	50.79%	5.40%	5.53%
JP Morgan Developed High Yield
Index (no deduction for fees or expenses)	58.76%	6.44%	6.94%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Paul Scanlon, Team Leader, U.S. High Yield, portfolio manager of fund since 2002

Norman Boucher, Portfolio Manager, portfolio manager of fund since 2005

Robert Salvin, Portfolio Manager, portfolio manager of fund since 2005

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in lower-rated bonds. Under normal circumstances, we invest at least 80% of the fund’s net assets in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent by any nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it. This policy may be changed only after 60 days’ notice to shareholders.

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

In evaluating the potential performance of an investment in the fund, investors may find it useful to compare the fund’s current dividend rate with its “yield,” which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

Prospectus of the Trust	3

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We invest mostly in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by any nationally recognized securities rating agency rating such investments, or are unrated investments that we believe are of comparable quality. We may invest up to 15% of the fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments or in unrated investments that we believe are of comparable quality. This includes investments in the lowest rating category of the rating agency. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment-grade. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value. Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

• Foreign investments. If we invest in foreign securities, we may encounter certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

4	Prospectus of the Trust

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Illiquid investments. We may invest up to 15% of the fund’s assets in illiquid investments, which may be considered speculative and which may be difficult to sell. The sale of many of these investments is limited by law. We may not be able to sell the fund’s illiquid investments when we consider it desirable to do so, or we may be able to sell them only at less than their market value.

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in equity securities, preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws, and assignments of and participations in fixed and floating rate loans. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of the fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management

Prospectus of the Trust	5

fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.60% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Managers	fund	Employer	five years

Paul Scanlon	2002	Putnam	Team Leader,
		Investments	U.S. High-Yield
		1999 – Present	Previously, Portfolio
			Manager
Norman Boucher	2005	Putnam	Portfolio Manager
		Investments
		1998 – Present

Robert Salvin	2005	Putnam	Portfolio Manager
		Investments	Previously, Convertible
		2000 – Present	Specialist

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or a dealer selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such

6	Prospectus of the Trust

securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the fund’s foreign fixed-income investments occur between the close of foreign markets and the close of regular trading on the NYSE, these investments will be valued at their fair value. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Prospectus of the Trust	7

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for lower-rated bonds may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt may be less liquid than higher-rated debt, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, such as stocks of smaller issuers.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

8	Prospectus of the Trust

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c,d]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,c,e]	Ratio of net investment income (loss) to average net assets (%) [b]	Portfolio turnover (%)

Putnam VT High Yield Fund (Class IA)

12/31/09	$5.00	.47	1.81	2.28	(.64)	(.64)	$6.64	50.92	$310,578.73		8.29	63.24

12/31/08	7.45	.54	(2.33)	(1.79)	(.66)	(.66)	5.00	(26.21)	222,063.72		8.37	24.21

12/31/07	7.83	.58	(.33)	.25	(.63)	(.63)	7.45	3.17	360,197.73		7.67	43.25

12/31/06	7.68	.56	.20	.76	(.61)	(.61)	7.83	10.60	431,054.74		7.46	51.55

12/31/05	8.10	.56	(.31)	.25	(.67)	(.67)	7.68	3.47	460,707.76		7.27	43.21

Putnam VT High Yield Fund (Class IB)

12/31/09	$4.96	.46	1.80	2.26	(.62)	(.62)	$6.60	50.79	$116,853.98		8.05	63.24

12/31/08	7.39	.52	(2.31)	(1.79)	(.64)	(.64)	4.96	(26.37)	85,287.97		8.11	24.21

12/31/07	7.78	.56	(.34)	.22	(.61)	(.61)	7.39	2.79	152,715.98		7.42	43.25

12/31/06	7.62	.54	.21	.75	(.59)	(.59)	7.78	10.52	167,982.99		7.20	51.55

12/31/05	8.05	.53	(.31)	.22	(.65)	(.65)	7.62	3.10	170,165	1.01	7.02	43.21

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.10%

12/31/08	0.10

12/31/07	0.06

12/31/06	0.07

12/31/05	0.02

c The charges and expenses at the insurance company separate account level are not reflected.

d Total return assumes dividend reinvestment.

e Includes amounts paid through expense offset arrangements.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT High Yield Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261475 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Income
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	6

How does the fund price its shares?	7

Distribution plan and payments to dealers	7

Policy on excessive short-term trading	8

Fund distributions and taxes	9

Financial highlights	9

This prospectus explains what you should know about Putnam VT Income Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Income Fund seeks high current income consistent with what Putnam Investment Management, LLC (Putnam Management) believes to be prudent risk.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total
		Distribution		fund	annual fund
	Management	and service	Other	operating	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses*
Class IA	0.40%	N/A	0.19%	0.02%	0.61%
Class IB	0.40%	0.25%	0.19%	0.02%	0.86%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$62	$195	$340	$762
Class IB	$88	$274	$477	$1,063

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 277%.

Investments, risks, and performance

Investments

We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below investment-grade (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). We may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. This risk includes interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds and credit risk is generally greater for below investment-grade bonds (a significant part of the fund’s investments). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

2	Prospectus of the Trust

Annual total returns for class IA shares

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	47.22%	4.94%	5.76%
Class IB	46.65%	4.66%	5.51%
Barclays Capital Aggregate Bond
Index (no deduction for fees or expenses)	5.93%	4.97%	6.33%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Rob Bloemker, Head of Fixed Income, portfolio manager of fund since 2003

Carl Bell, Team Leader, Structured Credit, portfolio manager of fund since 2008

Kevin Murphy, Team Leader, High Grade Credit, portfolio manager of fund since 2005

Michael Salm, Team Leader, Liquid Markets, portfolio manager of fund since 2007

Raman Srivastava, Team Leader, Portfolio Construction, Quantitative Research, portfolio manager of fund since 2005

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in bonds that are securitized debt instruments, and other government and corporate obligations.

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

In evaluating the potential performance of an investment in the fund, investors may find it useful to compare the fund’s current dividend rate with its “yield,” which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

Prospectus of the Trust	3

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We invest mostly in investment-grade investments. These are rated at least BBB or its equivalent by a nationally recognized securities rating agency, or are unrated investments we believe are of comparable quality. We may also invest in securities rated below investment grade. However, we will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment, or in unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are below investment-grade (sometimes referred to as “junk bonds”). This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving the fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may have to participate in legal proceedings involving the issuer. This could increase the fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments. U.S. government investments generally have the least credit risk, but are not completely free of credit risk. While some investments, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer. Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

• Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Such investments may increase the volatility of the fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

• Foreign investments. If we invest in foreign securities, such as U.S.-dollar denominated fixed-income securities of foreign issuers, we may encounter certain special risks. For example, their values may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations.

4	Prospectus of the Trust

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease the fund’s exposure to long- or short-term interest rates (in the United States or abroad) or as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in hybrid and structured bonds and notes, and preferred securities that would be characterized as debt securities under applicable accounting standards and tax laws. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of the fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website athttp://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

Prospectus of the Trust	5

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.44% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Managers	fund	Employer	five years

Rob Bloemker	2003	Putnam	Head of Fixed Income
		Investments	Previously, Deputy Head
		1999 – Present	of Investments; Chief
Investment Officer,
Fixed-Income Team;
Team Leader, Mort-
gage and Government;
Mortgage Specialist

Carl Bell	2008	Putnam	Team Leader, Structured
		Investments	Credit
		1998 – Present	Previously, Senior
Portfolio Manager

Kevin Murphy	2005	Putnam	Team Leader, High
		Investments	Grade Credit
1999 – Present

Michael Salm	2007	Putnam	Team Leader, Liquid
		Investments	Markets
		1997 – Present	Previously, Mortgage
Specialist

Raman Srivastava	2005	Putnam	Team Leader, Portfolio
		Investments	Construction, Quantita-
		1999 – Present	tive Research
Previously, Port-
folio Manager and
Quantitative Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order

6	Prospectus of the Trust

to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund’s Trustees or a dealer selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on classIB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the

Prospectus of the Trust	7

dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for lower-rated bonds may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt may be less liquid than higher-rated debt, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on

8	Prospectus of the Trust

exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b] ,c	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)	Ratio of expenses to average net assets, excluding interest expense (%) [c,d,e]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%) [f]

Putnam VT Income Fund (Class IA)

12/31/09	$9.02	.79	3.23	4.02	(.65)	—	(.65)	—	$12.39	47.22	$270,438	1.16 [g]	.58	7.52	277.26

12/31/08	12.68	.57	(3.39)	(2.82)	(.84)	—	(.84)	— [h,i]	9.02	(23.78)	221,192.58		.58	4.97	208.37

12/31/07	12.70	.65	.02	.67	(.69)	—	(.69)	—	12.68	5.45	379,470.57		.57	5.25	228.92

12/31/06	12.69	.54	.04	.58	(.57)	—	(.57)	—	12.70	4.83	437,298.57		.57	4.39	201.13

12/31/05	12.96	.52	(.20)	.32	(.45)	(.14)	(.59)	—	12.69	2.60	530,341.61		.61	4.06	336.25

Putnam VT Income Fund (Class IB)

12/31/09	$8.96	.76	3.19	3.95	(.61)	—	(.61)	—	$12.30	46.65	$199,218	1.41 [g]	.83	7.27	277.26

12/31/08	12.59	.54	(3.36)	(2.82)	(.81)	—	(.81)	— [h,i]	8.96	(23.93)	162,338.83		.83	4.75	208.37

12/31/07	12.61	.62	.02	.64	(.66)	—	(.66)	—	12.59	5.22	285,881.82		.82	5.00	228.92

12/31/06	12.61	.50	.04	.54	(.54)	—	(.54)	—	12.61	4.52	300,246.82		.82	4.09	201.13

12/31/05	12.88	.48	(.20)	.28	(.41)	(.14)	(.55)	—	12.61	2.36	292,152.86		.86	3.81	336.25

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.21%

12/31/08	0.17

12/31/07	0.14

12/31/06	0.16

12/31/05	0.10

e Includes amounts paid through expense offset arrangements.

f Portfolio turnover excludes dollar roll transactions.

g Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.58% of average net assets as of December 31, 2009.

h Amount represents less than $0.01 per share.

i Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the “SEC”) which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT Income Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261477 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
International
Equity Fund

Prospectus

4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	6

How does the fund price its shares?	6

Distribution plan and payments to dealers	7

Policy on excessive short-term trading	8

Fund distributions and taxes	9

Financial highlights	9

This prospectus explains what you should know about Putnam VT International Equity Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT International Equity Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses

(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service		fund operating
Share class	fees	(12b-1) fees	Other expenses	expenses*
Class IA	0.70%	N/A	0.20%	0.90%
Class IB	0.70%	0.25%	0.20%	1.15%

* Restated to reflect projected expenses under a new management contract effective 1/1/10 and changes to the fund’s investor servicing contract.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$92	$287	$498	$1,108
Class IB	$117	$365	$633	$1,401

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 110%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of large and midsize companies (growth or value stocks or both) outside the United States that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We invest mainly in developed countries, but may invest in emerging markets.

We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may enhance these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	25.00%	1.88%	–0.21%
Class IB	24.63%	1.64%	–0.44%
Morgan Stanley Capital International
(MSCI) EAFE Index (ND) (no deduction
for fees or expenses; reflects deduction of
withholding taxes on reinvested dividends)	31.78%	3.54%	1.17%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Joshua L. Byrne, Head of International Large Cap Equities, portfolio manager of fund since 2000

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks issued by companies outside the United States. To determine whether a company is located outside of the United States, we look at the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives a majority of its revenues or profits. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments. This policy may be changed only after 60 days’ notice to shareholders.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

Prospectus of the Trust	3

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Foreign investments. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease the fund’s exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in U.S. companies, preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

4	Prospectus of the Trust

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses, including investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.79% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Prospectus of the Trust	5

Putnam Management and PIL have retained their affiliate, The Putnam Advisory Company, LLC (PAC), as a sub-adviser to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of the portion of the assets of the fund managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Joshua Byrne	2000	Putnam	Head of International
		Investments	Large Cap Equities
		1992 – Present	Previously, Co-Chief
Investment Officer,
International Core
Equity Team

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s

6	Prospectus of the Trust

NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the fund to a significant extent. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Prospectus of the Trust	7

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests primarily in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

8	Prospectus of the Trust

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. If the fund meets certain requirements relating to its asset holdings, shareholders generally will be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Non - recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b], d	Ratio of net investment income (loss) to a veragen eta ssets (%)	Portfolio turnover (%)

Putnam VT International Equity Fund (Class IA)

12/31/09	$8.96	.20	2.03	2.23	—	—	—	—	.01 [f,g]	$11.20	25.00	$171,219.94		2.25	110.31

12/31/08	19.11	.43	(7.74)	(7.31)	(.37)	(2.44)	(.04)	(2.85)	.01 [h]	8.96	(43.84)	167,901	.87 [e]	3.17 [e]	71.03

12/31/07	20.78	.31	1.33	1.64	(.66)	(2.65)	—	(3.31)	—	19.11	8.61	381,400	.84 [e]	1.56 [e]	83.16

12/31/06	16.36	.38	4.19	4.57	(.15)	—	—	(.15)	—	20.78	28.04	410,278	.93 [e]	2.08 [e]	90.26

12/31/05	14.80	.20 [i]	1.61	1.81	(.25)	—	—	(.25)	—	16.36	12.46	377,816	.93 [e]	1.37 [e,i]	86.02

Putnam VT International Equity Fund (Class IB)

12/31/09	$8.89	.18	2.00	2.18	—	—	—	—	.01 [f,g]	$11.08	24.63	$428,804	1.19	2.01	110.31

12/31/08	18.96	.39	(7.67)	(7.28)	(.32)	(2.44)	(.04)	(2.80)	.01 [h]	8.89	(43.95)	403,653	1.12 [e]	2.91 [e]	71.03

12/31/07	20.64	.26	1.32	1.58	(.61)	(2.65)	—	(3.26)	—	18.96	8.37	825,503	1.09 [e]	1.31 [e]	83.16

12/31/06	16.26	.32	4.17	4.49	(.11)	—	—	(.11)	—	20.64	27.72	857,380	1.18 [e]	1.77 [e]	90.26

12/31/05	14.71	.16 [i]	1.61	1.77	(.22)	—	—	(.22)	—	16.26	12.20	621,897	1.18 [e]	1.06 [e,i]	86.02

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements.

e Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/08	<0.01%

12/31/07	<0.01

12/31/06	<0.01

12/31/05	<0.01

f Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the “SEC”) and Millennium Partners, L.P., Millennium Management L.L.C. and Millennium International Management, L.L.C., which amounted to $0.01 per share outstanding as of June 23, 2009.

g Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and General American Life Insurance Co., which amounted to less than $0.01 per share outstanding as of August 17, 2009.

h Reflects a non-recurring reimbursement pursuant to a settlement between The Hartford Financial Services Group and the Attorney Generals of New York State, Illinois and Connecticut, which amounted to $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

i Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding broker allocation practices, which amounted to less than $0.01 per share and less than 0.01% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT International Equity Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261476 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
International
Growth Fund*

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	6

How does the fund price its shares?	6

Distribution plan and payments to dealers	7

Policy on excessive short-term trading	8

Fund distributions and taxes	9

Financial highlights	9

This prospectus explains what you should know about Putnam VT International Growth Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

* Prior to February 1, 2010, Putnam VT International Growth Fund was known as Putnam VT International New Opportunities Fund.

Fund summary

Goal

Putnam VT International Growth Fund seeks long-term capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total
						annual fund
						operating
		Distribution		Total		expenses
		and service		annual fund	Expense	after expense
	Manage-	(12b-1)	Other	operating	reimburse-	reimburse-
Share class	ment fees	fees	expenses	expenses	ment	ment*
Class IA	0.93%	N/A	0.31%	1.24%	–0.01%	1.23%
Class IB	0.93%	0.25%	0.31%	1.49%	–0.01%	1.48%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds and Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/11. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$125	$393	$680	$1,499
Class IB	$151	$470	$812	$1,785

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 185%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of companies of any size in established and emerging markets outside the United States, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may invest in both developed countries and emerging markets. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

2	Prospectus of the Trust

Annual total returns for class IA shares

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	38.76%	6.37%	–2.38%
Class IB	38.36%	6.11%	–2.61%
Morgan Stanley Capital International
(MSCI )EAFE Growth Index (ND)
(no deduction for fees or expenses; reflects
deduction of withholding taxes on
reinvested dividends)	29.36%	3.65%	–1.31%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Jeffrey Sacknowitz, Portfolio Manager, portfolio manager of fund since 2008

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in growth stocks issued by companies outside the United States. To determine whether a company is located outside of the United States, we look at the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives a majority of its revenues or profits.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Prospectus of the Trust	3

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

• Foreign investments. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease the fund’s exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers.

However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

4	Prospectus of the Trust

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of large companies. Small companies in foreign countries could be relatively smaller than those in the United States.

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in U.S. companies, preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses, including investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.84% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Prospectus of the Trust	5

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate, The Putnam Advisory Company, LLC (PAC), as a sub-adviser to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of the portion of the assets of each fund managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Jeff Sacknowitz	2008	Putnam	Portfolio Manager
		Investments	Previously, Analyst
1999 – Present

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock at its fair value when the relevant exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

6	Prospectus of the Trust

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the fund to a significant extent. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Prospectus of the Trust	7

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests primarily in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

8	Prospectus of the Trust

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. If the fund meets certain requirements relating to its asset holdings, shareholders generally will be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) a	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non - recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) b,c	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) c, d, e	Ratio of net investment income (loss) toa veragen eta ssets (%) e	Portfolio turnover (%)

Putnam VT International Growth Fund (Class IA)

12/31/09	$11.67	.19	4.19	4.38	(.23)	(.23)	.02 [f]	$15.84	38.76	$56,806	1.14	1.50	184.76

12/31/08	20.59	.37	(9.05)	(8.68)	(.31)	(.31)	.07 [g,h]	11.67	(42.36)	48,582	1.10	2.25	134.88

12/31/07	18.34	.21	2.25	2.46	(.21)	(.21)	—	20.59	13.52	119,992	1.11	1.06	106.90

12/31/06	14.73	.15	3.71	3.86	(.25)	(.25)	—	18.34	26.42	118,241	1.15	.89	94.40

12/30/05	12.53	.17 [i]	2.15	2.32	(.12)	(.12)	—	14.73	18.64 [i]	101,535	1.21	1.27 [i]	91.01

Putnam VT International Growth Fund (Class IB)

12/31/09	$11.62	.13	4.21	4.34	(.18)	(.18)	.02 [f]	$15.80	38.36	$28,347	1.39	1.08	184.76

12/31/08	20.48	.33	(9.01)	(8.68)	(.25)	(.25)	.07 [g,h]	11.62	(42.48)	71,579	1.35	2.00	134.88

12/31/07	18.25	.16	2.24	2.40	(.17)	(.17)	—	20.48	13.21	166,222	1.36	.82	106.90

12/31/06	14.66	.10	3.70	3.80	(.21)	(.21)	—	18.25	26.13	169,254	1.40	.62	94.40

12/31/05	12.47	.13 [i]	2.15	2.28	(.09)	(.09)	—	14.66	18.36 [i]	151,178	1.46	1.01 [i]	91.01

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and brokerage/service arrangements.

e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.16%

12/31/08	0.08

12/31/07	0.06

12/31/06	0.09

12/31/05	0.04

f Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the “SEC”) and General American Life Insurance Co., which amounted to $0.02 per share outstanding as of August 17, 2009.

g Reflects a non-recurring reimbursement pursuant to a settlement between The Hartford Financial Services Group and the Attorney Generals of New York State, Illinois and Connecticut which amounted to $0.06 of the fund’s weighted average number of shares outstanding for the year ended December 31, 2008.

h Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to $0.01 per share based on weighted average number of shares outstanding for the year ended December 31, 2008.

i Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to $0.01 per share and 0.04% of average net assets for Class IA and Class IB shares for the year ended December 31, 2005.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about Putnam
VT International Growth Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261478 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
International
Value Fund*

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	6

How does the fund price its shares?	6

Distribution plan and payments to dealers	7

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT International Value Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

* Prior to February 1, 2010, Putnam VT International Value Fund was known as Putnam VT International Growth and Income Fund.

Fund summary

Goal

Putnam VT International Value Fund seeks capital growth. Current income is a secondary objective.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service		fund operating
Share class	fees	(12b-1) fees	Other expenses	expenses*
Class IA	0.70%	N/A	0.23%	0.93%
Class IB	0.70%	0.25%	0.23%	1.18%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$95	$298	$517	$1,148
Class IB	$121	$376	$651	$1,440

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 128%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of midsize and large companies outside the United States, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in developed countries, but may invest in emerging markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing. International investments traded in foreign currencies carry the risk of the adverse impact of exchange rates on values. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. Emerging-market securities can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

2	Prospectus of the Trust

Annual total returns for class IA shares

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	26.39%	1.39%	2.25%
Class IB	26.19%	1.14%	2.02%
S&P Developed Ex-U.S.
LargeMidCap Value Index
(no deduction for fees or expenses)	33.96%	4.98%	4.18%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Darren Jaroch, Portfolio Manager, portfolio manager of fund since 2009

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund’s summary, we pursue the fund’s goal by investing mainly in value stocks that are outside the United States. To determine whether a company is located outside of the United States, we look at the following factors: where the company’s securities trade, where the company is located or organized, or where the company derives its revenues or profits. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Prospectus of the Trust	3

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Foreign investments. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease the fund’s exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in U.S. companies, preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

4	Prospectus of the Trust

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses, including investing solely in the United States. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.79% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Prospectus of the Trust	5

Putnam Management and PIL have retained their affiliate, The Putnam Advisory Company, LLC (PAC), as a sub-adviser to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of the portion of the assets of the fund managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Darren Jaroch	2009	Putnam	Portfolio Manager
		Investments
		1999 – Present

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock at its fair value when the relevant exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the

6	Prospectus of the Trust

fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the fund to a significant extent. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affi liates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management,

Prospectus of the Trust	7

increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

Because the fund invests primarily in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

8	Prospectus of the Trust

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. If the fund meets certain requirements relating to its asset holdings, shareholders generally will be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)a	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	From return of capital	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) c, d	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) b, c, e	Ratio of net investment income (loss) toa veragen eta ssets (%)b	Portfolio turnover (%)

Putnam VT International Value Fund (Class IA)

12/31/09	$7.20	.21	1.69	1.90	—	—	—	—	— [g]	$9.10	26.39	$124,320.98		2.72	128.23

12/31/08	16.60	.32	(6.74)	(6.42)	(.28)	(2.63)	(.07)	(2.98)	—	7.20	(45.85)	121,743.93		2.87	70.60

12/31/07	19.32	.31	.96	1.27	(.39)	(3.60)	—	(3.99)	—	16.60	7.29	294,274.92		1.74	90.31

12/31/06	15.35	.35	3.85	4.20	(.23)	—	—	(.23)	—	19.32	27.63	325,011.93		2.04	113.24

12/31/05	13.57	.23 [f]	1.69	1.92	(.14)	—	—	(.14)	—	15.35	14.33	264,352	1.01	1.68 [f]	74.48

Putnam VT International Value Fund (Class IB)

12/31/09	$7.14	.19	1.68	1.87	—	—	—	—	— [g]	$9.01	26.19	$59,790	1.23	2.47	128.23

12/31/08	16.48	.29	(6.71)	(6.42)	(.23)	(2.63)	(.06)	(2.92)	—	7.14	(46.02)	55,208	1.18	2.62	70.60

12/31/07	19.21	.26	.96	1.22	(.35)	(3.60)	—	(3.95)	—	16.48	7.01	129,084	1.17	1.50	90.31

12/31/06	15.28	.30	3.83	4.13	(.20)	—	—	(.20)	—	19.21	27.22	135,458	1.18	1.75	113.24

12/31/05	13.51	.19 [f]	1.70	1.89	(.12)	—	—	(.12)	—	15.28	14.10	102,596	1.26	1.40 [f]	74.48

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.01%

12/31/08	<0.01

12/31/07	0.03

12/31/06	0.10

12/31/05	<0.01

c The charges and expenses at the insurance company separate account level are not reflected.

d Total return assumes dividend reinvestment.

e Includes amounts paid through expense offset arrangements and brokerage/service arrangements.

f Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

g Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and General American Life Insurance Co., which amounted to less than $0.01 per share outstanding as of August 17, 2009.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT International Value Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-551-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261481 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Investors
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	5

How does the fund price its shares?	6

Distribution plan and payments to dealers	6

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT Investors Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Investors Fund seeks long-term growth of capital and any increased income that results from this growth.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service		fund operating
Share class	fees	(12b-1) fees	Other expenses	expenses*
Class IA	0.56%	N/A	0.19%	0.75%
Class IB	0.56%	0.25%	0.19%	1.00%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$77	$240	$417	$930
Class IB	$102	$318	$552	$1,227

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 125%.

Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of large U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	31.18%	–1.21%	–4.44%
Class IB	30.82%	–1.45%	–4.66%
S&P 500 Index (no deduction for fees
or expenses)	26.46%	0.42%	–0.95%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Gerard Sullivan, Portfolio Manager, portfolio manager of fund since 2008

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in stocks. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

Prospectus of the Trust	3

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities, and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s

4	Prospectus of the Trust

top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.65% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Gerard Sullivan	2008	Putnam	Portfolio Manager
Management
July 2008 –
Present

		American	Portfolio Manager
Century
Investments
2000 – 2008

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Prospectus of the Trust	5

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued asof the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or

6	Prospectus of the Trust

offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affi liates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will

Prospectus of the Trust	7

contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

8	Prospectus of the Trust

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)a	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)b, c	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) b, d, e	Ratio of net investment income (loss) toa veragen eta ssets (%)e	Portfolio turnover (%)

Putnam VT Investors Fund (Class IA)

12/31/09	$6.99	.12	2.01	2.13	(.11)	(.11)	$9.01	31.18	$92,424.79		1.58	124.52

12/31/08	11.60	.10	(4.66)	(4.56)	(.05)	(.05)	6.99	(39.44)	79,111.77		1.06	126.94

12/31/07	12.27	.05	(.65)	(.60)	(.07)	(.07)	11.60	(4.90)	181,848.75		.39	87.61

12/31/06	10.81	.06	1.47	1.53	(.07)	(.07)	12.27	14.24	258,811.77		.55	101.46

12/31/05	10.04	.07 [f]	.82	.89	(.12)	(.12)	10.81	9.03	292,017.75		.66 [f]	113.81

Putnam VT Investors Fund (Class IB)

12/31/09	$6.96	.10	2.01	2.11	(.09)	(.09)	$8.98	30.82	$188,392	1.04	1.33	124.52

12/31/08	11.54	.08	(4.64)	(4.56)	(.02)	(.02)	6.96	(39.55)	156,606	1.02	.87	126.94

12/31/07	12.21	.02	(.65)	(.63)	(.04)	(.04)	11.54	(5.17)	237,755	1.00	.15	87.61

12/31/06	10.76	.03	1.47	1.50	(.05)	(.05)	12.21	13.93	235,471	1.02	.30	101.46

12/31/05	9.99	.04 [f]	.83	.87	(.10)	(.10)	10.76	8.81	221,847	1.00	.41 [f]	113.81

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and brokerage/service arrangements.

e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	<0.01%

12/31/08	<0.01

12/31/07	<0.01

12/31/06	<0.01

12/31/05	<0.01

f Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.03% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT Investors Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261482 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Mid Cap Value
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	5

How does the fund price its shares?	6

Distribution plan and payments to dealers	6

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT Mid Cap Value Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Mid Cap Value Fund seeks capital appreciation and, as a secondary objective, current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total
		Distribution		fund	annual fund
	Management	and service	Other	operating	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses*
Class IA	0.59%	N/A	0.30%	0.01%	0.90%
Class IB	0.59%	0.25%	0.30%	0.01%	1.15%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$92	$287	$498	$1,108
Class IB	$117	$365	$633	$1,401

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 130%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of midsize U.S. companies, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognized the value of the company, the price of its stock may rise. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)

			Since
			inception
Share class	1 year	5 years	(5/1/03)
Class IA	39.54%	1.15%	7.11%
Class IB	39.00%	0.90%	6.85%
Russell Midcap Value Index
(no deduction for fees or expenses)	34.21%	1.98%	9.44%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

James Polk, Portfolio Manager, portfolio manager of fund since 2004

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in value stocks. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small

Prospectus of the Trust	3

and midsize companies may therefore be more vulnerable to adverse developments than those of large companies. Under normal circumstances, we invest at least 80% of the fund’s assets in companies of a size similar to those in the Russell Midcap Value Index. As of 3/31/10, the index was composed of companies having a market capitalization of between approximately $223 million and $23.8 billion. This policy may be changed only after 60 days’ notice to shareholders.

• Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks and convertible securities. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, www.putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

4	Prospectus of the Trust

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund pays Putnam Management a monthly management fee for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.56% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

James Polk	2004	Putnam	Portfolio Manager
		Investments	Previously, Senior
		1998 – Present	Analyst

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be

Prospectus of the Trust	5

taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer,

6	Prospectus of the Trust

or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affi liates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management

Prospectus of the Trust	7

to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

8	Prospectus of the Trust

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)a	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b], c	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b], d, f	Ratio of net investment income (loss) toa veragen eta ssets (%)[f]	Portfolio turnover (%)

Putnam VT Mid Cap Value Fund (Class IA)

12/31/09	$7.55	.05	2.90	2.95	(.06)	—	(.06)	—	$10.44	39.54	$25,771.92		.61	130.02

12/31/08	16.45	.09	(6.06)	(5.97)	(.15)	(2.78)	(2.93)	— [e,i]	7.55	(42.77)	21,125.90		.79	79.45

12/31/07	17.83	.09	.33	.42	(.30)	(1.50)	(1.80)	—	16.45	1.98	53,498.87		.48	67.43

12/31/06	16.23	.30 [g]	2.13	2.43	(.07)	(.76)	(.83)	—	17.83	15.32	63,738.90		1.79 [g]	72.94

12/30/05	14.73	.09 [h]	1.74	1.83	(.06)	(.27)	(.33)	—	16.23	12.71	58,861.93		.60 [h]	87.42

Putnam VT Mid Cap Value Fund (Class IB)

12/31/09	$7.52	.03	2.89	2.92	(.03)	—	(.03)	—	$10.41	39.00	$13,587	1.17	.35	130.02

12/31/08	16.35	.06	(6.01)	(5.95)	(.10)	(2.78)	(2.88)	— [e,i]	7.52	(42.83)	11,312	1.15	.55	79.45

12/31/07	17.74	.04	.33	.37	(.26)	(1.50)	(1.76)	—	16.35	1.69	26,543	1.12	.22	67.43

12/31/06	16.16	.27 [g]	2.11	2.38	(.04)	(.76)	(.80)	—	17.74	15.06	31,386	1.15	1.61 [g]	72.94

12/31/05	14.68	.05 [h]	1.73	1.78	(.03)	(.27)	(.30)	—	16.16	12.44	25,306	1.18	.36 [h]	87.42

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and brokerage/service arrangements.

e Amount represents less than $0.01 per share.

f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.14%

12/30/08	0.09

12/30/07	<0.01

12/30/06	0.01

12/30/05	0.02

g Reflects a special dividend which amounted to $0.19 per share and 1.12% of average net assets.

h Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to less than $0.01 per share and less than 0.01% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

i Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT Mid Cap Value Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261483 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Money Market
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	4

How to buy and sell fund shares	4

How does the fund price its shares?	5

Distribution plan and payments to dealers	5

Policy on excessive short-term trading	6

Fund distributions and taxes	6

Financial highlights	6

This prospectus explains what you should know about Putnam VT Money Market Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Money Market Fund seeks as high a rate of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital and maintenance of liquidity.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service		fund operating
Share class	fees	(12b-1) fees	Other expenses	expenses*
Class IA	0.29%	N/A	0.16%	0.45%
Class IB	0.29%	0.25%	0.16%	0.70%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$46	$144	$252	$567
Class IB	$72	$224	$390	$872

Investments, risks, and performance

Investments

We invest mainly in money market instruments that are high quality and have short-term maturities. We invest significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances. We will consider, among other things, credit, interest rate, and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the fund.

Risks

It is important to understand that you can lose money by investing in the fund.

The effects of inflation may erode the value of your investment over time. Although the fund seeks to preserve the value of your investment at $1.00 per share, deterioration in the credit quality of issuers whose securities the fund holds or an increase in interest rates may impair the value of your investment. The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	0.35%	3.12%	2.86%
Class IB	0.21%	2.88%	2.63%
Lipper VP (Underlying Funds) Money
Market Funds Category Average	0.19%	2.87%	2.70%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

2	Prospectus of the Trust

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund declares a dividend of its net investment income daily and distributes such dividends monthly. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in money market instruments that are high quality and have short-term maturities.

• Focus of investments. We may invest without limit in money market investments from the banking industry.

• Foreign investments. We may invest in money market instruments of foreign issuers that are denominated in U.S. dollars. Foreign investments involve certain special risks, such as unfavorable political and legal developments, limited financial information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than domestic investments. Foreign settlement procedures may also involve additional risks.

• Interest rate risk. The values of money market investments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing money market investments, and rising interest rates generally decrease the value of existing money market investments. Changes in the values of money market investments usually will not affect the amount of income the fund receives from them, but could affect the value of the fund’s shares. Interest rate risk is generally lowest for investments with short maturities, and the short-term nature of money market investments is designed to reduce this risk.

The fund’s average portfolio maturity will not exceed 90 days, and the fund may not hold an investment with more than 397 days remaining to maturity. These short-term investments generally have lower yields than longer-term investments.

• Credit quality. The fund buys only high quality investments. These are:

– rated in one of the two highest categories by at least two nationally recognized rating services,

– rated by one rating service in one of the service’s two highest categories (if only one rating service has provided a rating) or

– unrated investments that we determine are of equivalent quality.

The credit quality of an investment may be supported or enhanced by another company or financial institution through the use of a letter of credit or similar arrangements. The main risk in investments backed by a letter of credit is that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

• Other investments. In addition to the main investment strategies described above, we may make other types of investments and be subject to other risks as described in the Trust’s Statement of Additional Information (SAI).

• Alternative strategies. At times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

Prospectus of the Trust	3

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affi liates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.29% of average net assets for the fund’s last fiscal year. Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.40% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

4	Prospectus of the Trust

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments at amortized cost, which approximates market value.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

Prospectus of the Trust	5

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading.

• Fund policies and limitations. Because the fund is a money market fund that investors may seek to use as a source of short-term liquidity, Putnam Management and the fund’s Trustees have not adopted policies to discourage short-term trading in the fund. Because very large cash flows based on short-term trading may, under some market conditions, decrease the fund’s performance, however, Putnam Management may refuse to sell shares to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the interests of the shareholders and the fund. These actions may apply to all accounts or only to those accounts whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

Fund distributions and taxes

The fund will declare a dividend of its net investment income daily and distribute such dividend monthly. Each month’s distributions will be paid as of the last business day of each month.

Distributions are reinvested using the net asset value determined on the last business day of each month. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax.

Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

6	Prospectus of the Trust

Financial highlights (For a common share outstanding throughout the period)

									RATIOS AND SUPPLEMENTAL
INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net realized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%) [a] ,b	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [a] ,c,d	Ratio of net investment income (loss) toa veragen eta ssets (%)[c]

Putnam VT Money Market Fund (Class IA)

12/31/09	$1.00	.0036	— [e]	.0036	(.0035)	(.0035)	$1.00	.35	$178,927	.47 [f]	.39 [f]

12/31/08	1.00	.0279	(.0003)	.0276	(.0279)	(.0279)	1.00	2.83	251,780.47		2.78

12/31/07	1.00	.0492	— [e]	.0492	(.0492)	(.0492)	1.00	5.05	219,558.46		4.92

12/31/06	1.00	.0455	—	.0455	(.0455)	(.0455)	1.00	4.66	205,133.52		4.56

12/31/05	1.00	.0275	—	.0275	(.0275)	(.0275)	1.00	2.79	211,665.53		2.71

Putnam VT Money Market Fund (Class IB)

12/31/09	$1.00	.0022	— [e]	.0022	(.0021)	(.0021)	$1.00	. 21	$191,806	.62 [f]	.24 [f]

12/31/08	1.00	.0254	(.0003)	.0251	(.0254)	(.0254)	1.00	2.57	220,510.72		2.54

12/31/07	1.00	.0467	— [e]	.0467	(.0467)	(.0467)	1.00	4.79	206,134.71		4.67

12/31/06	1.00	.0430	—	.0430	(.0430)	(.0430)	1.00	4.39	194,620.77		4.34

12/31/05	1.00	.0250	—	.0250	(.0250)	(.0250)	1.00	2.53	134,800.78		2.54

a The charges and expenses at the insurance company separate account level are not reflected.

b Total return assumes dividend reinvestment.

c Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.04%

12/31/08	0.08

12/31/07	0.09

12/31/06	0.05

12/31/05	0.03

d Includes amounts paid through expense offset arrangements.

e Amount represents less than $0.0001 per share.

f Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields. As a result of such waivers, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets:

12/31/09

Class IA	0.07%

Class IB	0.17

Prospectus of the Trust	7

For more information about
Putnam VT Money Market Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261484 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
New Opportunities
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	5

How does the fund price its shares?	6

Distribution plan and payments to dealers	6

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT New Opportunities Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT New Opportunities Fund seeks long-term capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service		fund operating
Share class	fees	(12b-1) fees	Other expenses	expenses*
Class IA	0.56%	N/A	0.17%	0.73%
Class IB	0.56%	0.25%	0.17%	0.98%

* Restated to reflect projected expenses under a new management contract effective 1/1/10 and changes to the fund’s investor servicing contract.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$75	$233	$406	$906
Class IB	$100	$312	$542	$1,204

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 64%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of U.S. companies of any size, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	32.48%	0.69%	–5.84%
Class IB	32.14%	0.44%	–6.07%
Russell 3000 Growth Index
(no deduction for fees or expenses)	37.01%	1.58%	–3.79%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Gerald Moore, Portfolio Manager, portfolio manager of fund since 2007

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in growth stocks. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may

Prospectus of the Trust	3

fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of large companies.

• Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S. traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full

4	Prospectus of the Trust

portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.69% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Gerald Moore	2007	Putnam	Portfolio Manager
		Investments
		1997 – Present

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

Prospectus of the Trust	5

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

6	Prospectus of the Trust

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affi liates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

Prospectus of the Trust	7

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

8	Prospectus of the Trust

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,d,f]	Ratio of net investment income (loss) to average net assets (%) [f]	Portfolio turnover (%)

Putnam VT New Opportunities Fund (Class IA)

12/31/09	$13.19	.09	4.16	4.25	(.10)	(.10)	$17.34	32.48	$495,050.81		.62	63.73

12/31/08	21.55	.08	(8.39) [h,i]	(8.31)	(.05)	(.05)	13.19	(38.62) [i]	442,197.76		.46	78.52

12/31/07	20.36	.05	1.17	1.22	(.03)	(.03)	21.55	6.02	926,866.72		.24	139.35

12/31/06	18.74	.03	1.62	1.65	(.03)	(.03)	20.36	8.82	1,145,101.71		.16	84.06

12/31/05	17.05	.03 [g]	1.72	1.75	(.06)	(.06)	18.74	10.32 [g]	1,352,498.66		.18 [g]	56.12

Putnam VT New Opportunities Fund (Class IB)

12/31/09	$12.98	.05	4.10	4.15	(.05)	(.05)	$17.08	32.14	$77,225	1.06	.37	63.73

12/31/08	21.19	.04	(8.25) [h,i]	(8.21)	—	—	12.98	(38.75) [i]	59,123	1.01	.21	78.52

12/31/07	20.04	— [e]	1.15	1.15	—	—	21.19	5.74	123,258.97		(.01)	139.35

12/31/06	18.46	(.02)	1.60	1.58	—	—	20.04	8.56	145,998.96		(.09)	84.06

12/31/05	16.80	(.01) [g]	1.69	1.68	(.02)	(.02)	18.46	10.00 [g]	159,861.91		(.07) [g]	56.12

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements.

e Amount represents less than $0.01 per share.

f Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	<0.01%

12/31/08	<0.01

12/31/07	<0.01

12/31/06	<0.01

12/31/05	<0.01

g Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to $0.01 per share and 0.04% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

h Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Knight Securities, L.P. which amounted to $0.02 per share.

i Reflects a non-recurring litigation payment received by the fund from Enron Corporation which amounted to $0.10 per share outstanding as of December 29, 2008.

This payment resulted in an increase to total returns of 0.46% for the year ended December 31, 2008.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT New Opportunities Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261485 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Research
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	5

How does the fund price its shares?	6

Distribution plan and payments to dealers	6

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT Research Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Research Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service		fund operating
Share class	fees	(12b-1) fees	Other expenses	expenses*
Class IA	0.56%	N/A	0.25%	0.81%
Class IB	0.56%	0.25%	0.25%	1.06%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$83	$259	$450	$1,002
Class IB	$108	$337	$585	$1,297

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 134%.

Investments, risks, and performance

Investments

We invest mainly in common stocks (growth or value stocks or both) of large U.S. companies that we think have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which we place on the company, or whose earnings we believe are likely to grow over time. We also look for the presence of other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over the counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	33.54%	–0.52%	–1.94%
Class IB	33.19%	–0.77%	–2.17%
S&P 500 Index (no deduction for fees
or expenses)	26.46%	0.42%	–0.95%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Andrew S. Matteis, Head of Large-Cap Equity Research, portfolio manager of fund since 2008

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in common stocks. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of

Prospectus of the Trust	3

the company’s stock may fall or may not approach the value that we have placed on it.

• Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivative positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities, and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain

4	Prospectus of the Trust

available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.56% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in the SAI. Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate, The Putnam Advisory Company, LLC (PAC), as a sub-adviser to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net asset value of the portion of the assets of the fund managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Andrew Matteis	2008	Putnam	Head of Large-Cap
		Investments	Equity Research
		1993 – Present	Previously, Director
of U.S. Equity and
Credit Research

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Prospectus of the Trust	5

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

6	Prospectus of the Trust

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affi liates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

Prospectus of the Trust	7

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

8	Prospectus of the Trust

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%) [c,d]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,c,e]	Ratio of net investment income (loss) to average net assets (%) [b]	Portfolio turnover (%)

Putnam VT Research Fund (Class IA)

12/31/09	$8.03	.11	2.52 [f]	2.63	(.13)	(.13)	$10.53	33.54 [f]	$27,306.82		1.28	134.28

12/31/08	13.21	.12	(5.15)	(5.03)	(.15)	(.15)	8.03	(38.42)	24,422.80		1.08	131.45

12/31/07	13.19	.13	(.02)	.11	(.09)	(.09)	13.21	.83	54,436.79		.93	79.54

12/31/06	11.91	.08	1.30	1.38	(.10)	(.10)	13.19	11.63	72,929.81		.62	88.33

12/31/05	11.44	.08 [g]	.51	.59	(.12)	(.12)	11.91	5.26 [g]	87,728.79		.71 [g]	94.51

Putnam VT Research Fund (Class IB)

12/31/09	$8.00	.09	2.52 [f]	2.61	(.10)	(. 10)	$10.51	33.19 [f]	$44,283	1.07	1.03	134.28

12/31/08	13.14	.09	(5.12)	(5.03)	(.11)	(.11)	8.00	(38.54)	39,469	1.05	.83	131.45

12/31/07	13.12	.09	(.02)	.07	(.05)	(.05)	13.14	.56	83,046	1.04	.68	79.54

12/31/06	11.84	.05	1.30	1.35	(.07)	(.07)	13.12	11.41	104,891	1.06	.37	88.33

12/31/05	11.38	.05 [g]	.50	.55	(.09)	(.09)	11.84	4.92 [g]	114,612	1.04	.47 [g]	94.51

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.09%

12/31/08	0.07

12/31/07	<0.01

12/31/06	<0.01

12/31/05	<0.01

c The charges and expenses at the insurance company separate account level are not reflected.

d Total return assumes dividend reinvestment.

e Includes amounts paid through expense offset and brokerage/service arrangements.

f Reflects a non-recurring litigation payment received by the fund from Tyco International, Ltd., which amounted to $0.06 per share outstanding as of March13, 2009. This payment resulted in an increase to total returns of 0.76% for the year ended December 31, 2009.

g Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to $0.01 per share and 0.08% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT Research Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261486 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Small Cap Value
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	5

How does the fund price its shares?	6

Distribution plan and payments to dealers	6

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT Small Cap Value Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Small Cap Value Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total
		Distribution		fund	annual fund
	Management	and service	Other	operating	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses*
Class IA	0.63%	N/A	0.22%	0.05%	0.90%
Class IB	0.63%	0.25%	0.22%	0.05%	1.15%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$92	$287	$498	$1,108
Class IB	$117	$365	$633	$1,401

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 93%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of small U.S. companies, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of it stock may rise. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Value stocks may fail to rebound, and the market may not favor value-style investing. Our use of derivatives may increase these risks by, for example, increasing investment exposure, or in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	31.84%	–2.42%	7.34%
Class IB	31.53%	–2.66%	7.09%
Russell 2000 Value Index
(no deduction for fees or expenses)	20.58%	–0.01%	8.27%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Eric Harthun, Portfolio Manager, portfolio manager of fund since 2008

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in value stocks. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, such as the financial sector, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Value stocks — Companies whose stock we believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Small companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may

Prospectus of the Trust	3

fluctuate more than stocks of larger companies. Stocks of small companies may therefore be more vulnerable to adverse developments than those of large companies. Under normal circumstances, we invest at least 80% of the fund’s assets in companies of a size similar to those in the Russell 2000 Value Index. As of 3/31/10, the index was composed of companies having a market capitalization of between approximately $11 million and $4.1 billion. This policy may be changed after 60 days’ notice to shareholders.

• Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn additional income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related

4	Prospectus of the Trust

portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.78% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in theSAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Eric Harthun	2008	Putnam	Portfolio Manager
		Investments
		2000 – Present

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

Prospectus of the Trust	5

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payment
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

6	Prospectus of the Trust

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affi liates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

Prospectus of the Trust	7

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is diffi cult(andin some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

8	Prospectus of the Trust

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c,d,e]	Ratio of net investment income (loss) to average net assets (%) [d]	Portfolio turnover (%)

Putnam VT Small Cap Value Fund (Class IA)

12/31/09	$8.62	.07	2.56	2.63	(.19)	—	(.19)	$11.06	31.84	$65,428.96		.75	92.61

12/31/08	18.96	.21	(6.31)	(6.10)	(.34)	(3.90)	(4.24)	8.62	(39.26)	61,459.92		1.63	57.69

12/31/07	24.49	.25	(2.85)	(2.60)	(.19)	(2.74)	(2.93)	18.96	(12.44)	149,405.87		1.11	58.64

12/31/06	23.11	.19	3.74	3.93	(.13)	(2.42)	(2.55)	24.49	17.57	251,511.85		.82	61.25

12/31/05	22.95	.14 [f]	1.41	1.55	(.09)	(1.30)	(1.39)	23.11	7.30	291,615.84		.62 [f]	42.50

Putnam VT Small Cap Value Fund (Class IB)

12/31/09	$8.53	.04	2.55	2.59	(.15)	—	(.15)	$10.97	31.53	$193,272	1.21	.50	92.61

12/31/08	18.76	.18	(6.24)	(6.06)	(.27)	(3.90)	(4.17)	8.53	(39.39)	165,393	1.17	1.40	57.69

12/31/07	24.27	.18	(2.81)	(2.63)	(.14)	(2.74)	(2.88)	18.76	(12.67)	326,425	1.12	.78	58.64

12/31/06	22.93	.14	3.70	3.84	(.08)	(2.42)	(2.50)	24.27	17.29	726,489	1.10	.59	61.25

12/31/05	22.79	.09 [f]	1.39	1.48	(.04)	(1.30)	(1.34)	22.93	7.03	552,682	1.09	.40 [f]	42.50

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/09	0.02%

12/31/08	<0.01

12/31/07	<0.01

12/31/06	<0.01

12/31/05	<0.01

e Includes amounts paid through expense offset arrangements and brokerage/service arrangements.

f Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities and Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class IA and IB for the year ended December 31, 2005.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT Small Cap Value Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/ individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261487 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam
VT Vista
Fund

Prospectus
4 | 30 | 10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	5

How does the fund price its shares?	6

Distribution plan and payments to dealers	6

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT Vista Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Vista Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total
		Distribution		fund	annual fund
	Management	and service	Other	operating	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses*
Class IA	0.59%	N/A	0.20%	0.01%	0.80%
Class IB	0.59%	0.25%	0.20%	0.01%	1.05%

* Restated to reflect projected expenses under a new management contract effective 1/1/10, changes to the fund’s investor servicing contract, and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$82	$255	$444	$990
Class IB	$107	$334	$579	$1,286

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 269%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of midsize U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. Our use of derivatives may increase these risks by, for example, increasing investment exposure, or in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	39.10%	–1.23%	–4.01%
Class IB	38.75%	–1.49%	–4.24%
Russell Midcap Growth Index
(no deduction for fees or expenses)	46.29%	2.40%	–0.52%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Raymond Haddad, Portfolio Manager, portfolio manager of fund since 2007

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in growth stocks. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small

Prospectus of the Trust	3

and midsize companies may therefore be more vulnerable to adverse developments than those of large companies.

• Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivative positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities, and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full

4	Prospectus of the Trust

portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed in the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets. The fund paid Putnam Management a management fee (after any applicable waivers) of 0.65% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained in theSAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Raymond Haddad	2007	Putnam	Portfolio Manager
		Investments
		2000 – Present

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

Prospectus of the Trust	5

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

6	Prospectus of the Trust

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

Because the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

Prospectus of the Trust	7

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

8	Prospectus of the Trust

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non - recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Putnam VT Vista Fund (Class IA)

12/31/09	$8.50	.03	3.29	3.32	(.02)	(.02)	—	$11.80	39.10	$84,783.82		.31	268.99

12/31/08	15.57	.01	(7.09)	(7.08)	—	—	.01 [g]	8.50	(45.41)	57,608	.80 [e]	.07 [e]	146.84

12/31/07	14.96	.01	.60	.61	—	—	—	15.57	4.08	140,020	.76 [e]	.03 [e]	168.62

12/31/06	14.15	— [f]	.81	.81	—	—	—	14.96	5.72	184,895	.80 [e]	.01 [e]	98.25

12/31/05	12.58	— [f,h]	1.57	1.57	—	—	—	14.15	12.48	234,261	.74 [e]	(.01) [e,h]	71.15

Putnam VT Vista Fund (Class IB)

12/31/09	$8.31	— [f]	3.22	3.22	—	—	—	$11.53	38.75	$111,084	1.07	.06	268.99

12/31/08	15.26	(.02)	(6.94)	(6.96)	—	—	.01 [g]	8.31	(45.54)	80,311	1.05 [e]	(.18) [e]	146.84

12/31/07	14.70	(.03)	.59	.56	—	—	—	15.26	3.81	192,714	1.01 [e]	(.22) [e]	168.62

12/31/06	13.94	(.03)	.79	.76	—	—	—	14.70	5.45	235,531	1.05 [e]	(.23) [e]	98.25

12/31/05	12.43	(.03) [h]	1.54	1.51	—	—	—	13.94	12.15	258,209	.99 [e]	(.25) [e,h]	71.15

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements.

e Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/08	<0.01%

12/31/07	<0.01

12/31/06	<0.01

12/31/05	<0.01

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the “SEC”) which amounted to $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

h Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding broker allocation practices, which amounted to less than $0.01 per share and 0.03% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT Vista Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261488 4/10

FUND SYMBOLS	CLASS IA	CLASS IB
	N/A	N/A

Putnam VT
Voyager
Fund

Prospectus
4 |30 |10

Fund summary	2

What are the fund’s main investment strategies and related risks?	3

Who oversees and manages the fund?	5

How to buy and sell fund shares	5

How does the fund price its shares?	6

Distribution plan and payments to dealers	6

Policy on excessive short-term trading	7

Fund distributions and taxes	8

Financial highlights	9

This prospectus explains what you should know about Putnam VT Voyager Fund, one of the funds of Putnam Variable Trust, which are available for purchase by separate accounts of insurance companies. Please read it carefully. Certain shares of other funds of the Trust are offered through other prospectuses.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Goal

Putnam VT Voyager Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Acquired	Total
		Distribution		fund	annual fund
	Management	and service	Other	operating	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses*
Class IA	0.56%	N/A	0.16%	0.08%	0.80%
Class IB	0.56%	0.25%	0.16%	0.08%	1.05%

* Restated to reflect projected expenses under a new management contract effective 1/1/10 and changes to the fund’s investor servicing contract.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class IA	$82	$255	$444	$990
Class IB	$107	$334	$579	$1,286

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 202%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of midsize and large U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, by being illiquid because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.

Annual total returns for class IA shares

2	Prospectus of the Trust

Average annual total returns
(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class IA	64.30%	4.21%	–2.51%
Class IB	63.90%	3.95%	–2.74%
Russell 1000 Growth Index
(no deduction for fees or expenses)	37.21%	1.63%	–3.99%

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Nick Thakore, Head of U.S. Large Cap Equities, portfolio manager of fund since 2008

Purchase and sale of fund shares

Fund shares are offered to separate accounts of various issuers. The fund requires no minimum investment, but insurers may require minimum investments from those purchasing variable insurance products for which the fund is an underlying investment option. Shares may be purchased or sold by submitting an order to Putnam Retail Management any day the New York Stock Exchange (NYSE) is open. Some restrictions may apply.

Tax information

The fund normally distributes any net investment income and any net realized capital gains annually. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates and distributions to contract owners younger than 59 ½ may be subject to a 10% penalty tax. For more information, please see the prospectus (or other offering document) for your variable insurance contract.

Payments to insurance companies

The fund is offered as an underlying investment option for variable insurance contracts. The fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) and dealers for distribution and/or other services. These payments may create an incentive for the insurance company to include the fund, rather than another investment, as an option in its products and may create a conflict of interest for dealers in recommending the fund over another investment. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

What are the fund’s main investment
strategies and related risks?

This section contains greater detail on the fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by investing mainly in growth stocks. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or not approach the value that we have placed on it.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small

Prospectus of the Trust	3

and midsize companies may therefore be more vulnerable to adverse developments than those of large companies.

• Foreign investments. We may invest in foreign investments. Foreign investments involve certain special risks. For example, their values may decline in response to changes in currency exchange rates, unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means we may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

• Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes, including as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see the Trust’s Statement of Additional Information (SAI).

• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities and debt instruments. The fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described in the SAI.

• Alternative strategies. Under normal market conditions, we keep the fund’s portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily invest some or all of the fund’s assets using alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

• Portfolio turnover rate. The fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time the fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of the fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, and click on Annuities. The fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full

4	Prospectus of the Trust

portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter This information will remain available on the website until the fund files a Form N-CSR or N-Q with the Securities and Exchange Commission (SEC) for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. The Putnam Funds’ Board of Trustees includes Trustees who are elected by shareholder vote at least once every five years and at least 75% of whom are independent (not an officer of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management)).

The Trustees periodically review the fund’s investment perfor mance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The fund’s investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management and sub-management contracts described below is discussed the fund’s annual report to shareholders dated December 31, 2009. The fund paid Putnam Management a quarterly management fee, and currently pays a monthly management fee, for these services based on the fund’s average net assets The fund paid Putnam Management a management fee (after any applicable waivers) of 0.66% of average net assets for the fund’s last fiscal year. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

In late 2009, shareholders approved a new management contract for the fund, the terms of which are contained the SAI.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) pays a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined		Positions over past
Portfolio Manager	fund	Employer	five years

Nick Thakore	2008	Putnam	Head of U.S. Large
		Investments	Cap Equities
2008 – Present

		RiverSource	Manager
Investments
2002 – 2008

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

How to buy and sell fund shares

The Trust has an underwriting agreement relating to the fund with Putnam Retail Management, One Post Office Square, Boston, Massachusetts 02109. Putnam Retail Management presently offers shares of the fund continuously to separate accounts of various insurers. The underwriting agreement presently provides that Putnam Retail Management accepts orders for shares at net asset value and no sales commission or load is charged.

Shares are sold or redeemed at the net asset value per share next determined after receipt of an order. Orders for purchases or sales of shares of the fund must be received by Putnam Retail Management before the close of regular trading on the NYSE in order to receive that day’s net asset value. No fee is charged to a separate account when it redeems fund shares.

Please check with your insurance company to determine which funds are available under your variable annuity contract or variable life insurance policy. Certain funds may not be available in your state due to various insurance regulations. This prospectus should be read in conjunction with the prospectus of the separate account of the specific insurance product which accompanies this prospectus.

Prospectus of the Trust	5

The fund currently does not foresee any disadvantages to policyowners arising out of the fact that the fund offers its shares to separate accounts of various insurance companies to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the fund and shares of another fund may be substituted. This might force the fund to sell portfolio securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the fund to any separate account or may suspend or terminate the offering of shares of the fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the fund. Under unusual circumstances, the Trust may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. The fund values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 3:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of the fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to assess the fair value of foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. As noted above, the value determined for an investment using the fund’s fair value pricing procedures may differ from recent market prices for the investment.

Distribution plan and payments
to dealers

The Trust has adopted a Distribution Plan with respect to class IB shares to compensate Putnam Retail Management for services provided and expenses incurred by it as principal underwriter of the class IB shares, including the payments to insurance companies and their affiliated dealers mentioned below. The plan provides for payments by the fund to Putnam Retail Management at the annual rate (expressed as a percentage of average net assets) of up to 0.35% on class IB shares. The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Putnam Retail Management compensates insurance companies (or affiliated broker-dealers) whose separate accounts invest in the Trust through class IB shares for providing services to their contract holders investing in the Trust.

Putnam Retail Management makes quarterly payments to dealers at the annual rate of up to 0.25% of the average net asset value of class IB shares.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the Distribution Plan, the terms of service agreements between dealers and Putnam Retail Management, and any applicable limits imposed by the Financial Industry Regulatory Authority (FINRA).

In addition to the payments described above with respect to class IB shares, Putnam Retail Management and its affiliates also pay additional compensation to selected insurance companies (or affiliated broker-dealers) to whom shares of the fund are offered (“Record Owners”) and to dealers that sell variable insurance products (“dealers”) in recognition of their marketing and/or administrative services support. These payments may create an incentive for a Record Owner firm, dealer firm or their representatives to recommend or offer shares of the fund or other Putnam funds, or insurance products for which the fund serves as an underlying investment, to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amounts paid by you or the fund as shown under the heading Fund summary — Fees and expenses at the front of this prospectus.

6	Prospectus of the Trust

These payments to Record Owners and dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of the fund attributable to that Record Owner or dealer, sales or net sales of the fund attributable to that Record Owner or dealer, or on the basis of a negotiated lump sum payment for services provided. Payments made by Putnam Retail Management and its affiliates for marketing and/or administrative support services to any one Record Owner or dealer are not expected, with certain limited exceptions, to exceed 0.25% of the average assets of the fund attributable to that Record Owner or dealer on an annual basis. These payments are made for marketing and/or administrative support services provided by Record Owners and dealers, including business planning assistance, educating dealer personnel about the fund and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund list, access to sales meetings, sales representatives and management representatives of the dealer and administrative services performed by the Record Owner or dealer. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to Record Owners and dealers to the extent permitted by SEC and National Association of Security Dealers, Inc. (as adopted by FINRA) rules and by other applicable laws and regulations.

You can find a list of all Record Owners and dealers to which Putnam made marketing and/or administrative support services payments in 2009 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your Record Owner or dealer. In addition, you can ask your Record Owner or dealer for information about any payments it receives from Putnam Retail Management and its affiliates and any services provided by your Record Owner or dealer.

Policy on excessive short-term trading

• Risks of excessive short-term trading. The expected tax advantages associated with the insurance products that invest in the fund (such as tax deferral for gains realized from exchanges among the fund and other funds of the Trust) may make the fund more attractive to excessive short-term traders, although other aspects of these products (such as the penalty tax on some withdrawals) may discourage short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s net asset value. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs.

When the fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

When the fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, the fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies and limitations. Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors aggregate cash flows in each insurance company separate account that invests in the fund. If high cash flows relative to the size of the account or other information indicate that excessive short-term trading may be taking place in a particular separate account, Putnam Management will contact the insurance company that maintains accounts for the underlying contract holders and seek to have the insurance company enforce the separate account’s policies on excessive short-term trading. As noted below, each insurance company’s policies on excessive short-term trading will vary, and some insurance companies may not have adopted specific policies on excessive short-term trading.

Prospectus of the Trust	7

As noted above, the fund’s shareholders are separate accounts sponsored by various insurance companies. Because Putnam Management currently does not have comprehensive access to trading records of individual contract holders, it is difficult (and in some cases impossible) for Putnam Management to determine if a particular contract holder is engaging in excessive short-term trading. In certain circumstances, there currently are also operational or technological constraints on Putnam Management’s ability to monitor trading activity. In addition, even in circumstances when Putnam Management has access to sufficient information to permit a review of trading, its detection methods may not capture all excessive short-term trading.

As a result of these limitations, the fund’s ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. Some of the separate accounts have adopted transfer fees, limits on exchange activity, or other measures to attempt to address the potential for excessive short-term trading, while other separate accounts currently have not. For more information about any measures applicable to your investment, please see the prospectus of the separate account of the specific insurance product that accompanies this prospectus. The measures used by Putnam Management or a separate account may or may not be effective in deterring excessive short-term trading. In addition, the terms of the particular insurance contract may also limit the ability of the insurance company to address excessive short-term trading. As a result, the fund can give no assurances that market timing and excessive short-term trading will not occur in the fund.

Fund distributions and taxes

The fund will normally distribute any net investment income and any net realized capital gains at least annually. Distributions will be made by reinvestment of distributions in additional shares of the fund, unless an election is made on behalf of a separate account to receive some or all of the distributions in cash.

Distributions are reinvested without a sales charge, using the net asset value determined on the ex dividend date. Distributions on each share are determined in the same manner and are paid in the same amount, regardless of class, except for such differences as are attributable to differential class expenses.

Generally, owners of variable annuity and variable life insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 ½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible foreign, state or local taxes.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life insurance contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The fund intends to comply with these requirements. If the fund does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. In addition, if the Internal Revenue Service finds an impermissible level of “investor control” over the investment options underlying variable annuity or variable life insurance contracts, the advantageous tax treatment provided with respect to insurance company separate accounts under the Internal Revenue Code of 1986, as amended, will no longer be available. Please see the SAI for further discussion.

The fund intends to qualify as a “regulated investment company” for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal income taxes on income and gains it distributes to the separate accounts. For information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, contract holders should consult the prospectus of the applicable separate account.

The fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, the fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

The fund’s use of derivatives, if any, may affect the amount and timing of distributions to shareholders, potentially requiring the fund to liquidate other investments in order to satisfy its distribution requirements.

The foregoing discussion is based on the assumption that the investors in the fund will be insurance company separate accounts. For further information, please see Taxes in the SAI.

8	Prospectus of the Trust

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Total returns and expense ratios do not reflect insurance-related charges or expenses; if these charges and expenses were reflected, performance would be lower and expenses would be higher. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

Prospectus of the Trust	9

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Putnam VT Voyager Fund (Class IA)

12/31/09	$20.14	.20	12.56	12.76	(.29)	(.29)	—	$32.61	64.30	$788,498.76		.81	202.23

12/31/08	31.99	.21	(11.98) [h,j]	(11.77)	(.08)	(.08)	— [e,i]	20.14	(36.87) [j]	566,749	.72 [f]	.80 [f]	118.99

12/31/07	30.25	.07	1.68	1.75	(.01)	(.01)	—	31.99	5.79	1,148,269	.67 [f]	.21 [f]	52.39

12/31/06	28.72	.02	1.62	1.64	(.11)	(.11)	—	30.25	5.71	1,438,858	.66 [f]	.08 [f]	62.27

12/31/05	27.37	.09 [g]	1.51	1.60	(.25)	(.25)	—	28.72	5.94 [g]	1,801,387	.63 [f]	.35 [f,g]	119.09

Putnam VT Voyager Fund (Class IB)

12/31/09	$19.98	.14	12.49	12.63	(.21)	(.21)	—	$32.40	63.90	$255,847	1.01	.55	202.23

12/31/08	31.73	.14	(11.89) [h,j]	(11.75)	—	—	— [e,i]	19.98	(37.03) [j]	167,492	.97 [f]	.54 [f]	118.99

12/31/07	30.07	(.01)	1.67	1.66	—	—	—	31.73	5.52	345,347	.92 [f]	(.04) [f]	52.39

12/31/06	28.55	(.05)	1.60	1.55	(.03)	(.03)	—	30.07	5.43	421,488	.91 [f]	(.17) [f]	62.27

12/31/05	27.20	.02 [g]	1.51	1.53	(.18)	(.18)	—	28.55	5.69 [g]	485,323	.88 [f]	.08 [f,g]	119.09

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements.

e Amount represents less than $0.01 per share.

f Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of average net assets

12/31/08	<0.01%

12/31/07	<0.01

12/31/06	<0.01

12/31/05	<0.01

g Reflects a non-recurring accrual related to Putnam Management’s settlement with the Securities Exchange Commission (the “SEC”) regarding brokerage allocation practices, which amounted to $0.02 per share and 0.08% of average net assets for class IA and class IB shares for the year ended December 31, 2005.

h Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Knight Securities, L.P. which amounted to $0.02 per share.

i Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC, which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008.

 j Reflects a non-recurring litigation payment received by the fund from Enron Corporation which amounted to $0.13 per share outstanding as of December 29, 2008.

This payment resulted in an increase to total returns of 0.41% for the year ended December 31, 2008.

10	Prospectus of the Trust

This page intentionally left blank.

Prospectus of the Trust	11

For more information about
Putnam VT Voyager Fund

The annual and semi-annual reports to shareholders, and the Trust’s statement of additional information (SAI), include additional information about the fund. The SAI, and the independent registered public accounting firm’s report and the financial statements included in the Trust’s most recent annual report to fund shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including the Trust’s SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the Trust’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

File No. 811-05346	261489 4/10